UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6114

American Performance Funds

(Exact name of registrant as specified in charter)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 762-7085

Date of fiscal year end: 8/31/09

Date of reporting period: 11/30/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

AMERICAN PERFORMANCE FUNDS

U.S. Treasury Fund

Schedule of Portfolio Investments

November 30, 2008

(Unaudited)

Principal Amount	Security Description	Amortized Cost
Repurchase Agreements (73.6%)
$35,059,956	Deutsche Bank Securities, Inc., 0.20%, 12/1/08, (Purchased on 11/28/08, proceeds at maturity $35,060,540, collateralized by U.S. Treasury Securities, (0.00% -3.63%), (4/30/09 - 10/31/09), fair value $35,761,166)	$35,059,956
200,000,000	Deutsche Bank Securities, Inc., 0.30%, 12/3/08, (Purchased on 11/28/08, proceeds at maturity $200,008,333, collateralized by U.S. Treasury Securities, (0.00% - 3.63%), (4/30/09 - 10/31/09), fair value $204,000,059)	200,000,000
100,000,000	Deutsche Bank Securities, Inc., 0.35%, 12/19/08, (Purchased on 11/28/08, proceeds at maturity $100,011,667, collateralized by U.S. Treasury Securities, (0.00% - 3.63%), (4/30/09 - 10/31/09), fair value $102,000,029)	100,000,000
270,000,000	JPMorgan Securities, Inc., 0.15%, 12/1/08, (Purchased on 11/28/08, proceeds at maturity $270,003,375, collateralized by U.S. Treasury Securities, 4.25%, (11/15/14 - 11/15/37), fair value $275,401,429)	270,000,000
301,000,000	Merrill Lynch Government Securities, Inc., 0.20%, 12/1/08, (Purchased on 11/28/08, proceeds at maturity $301,005,017, collateralized by U.S. Government Securities, (0.20% - 1.95%), (1/20/31 - 3/20/37), fair value $307,022,052)	301,000,000
50,000,000	Societe Generale New York, 0.30%, 12/1/08, (Purchased on 11/28/08, proceeds at maturity $50,002,083, collateralized by U.S. Treasury Securities, 1.75%, 3/31/10, fair value $51,000,009)	50,000,000
300,000,000	Societe Generale New York, 0.40%, 12/1/08, (Purchased on 11/28/08, proceeds at maturity $300,023,333, collateralized by U.S. Treasury Securities, 4.88%, 5/31/09, fair value $306,000,086)	300,000,000

Total Repurchase Agreements		1,256,059,956

U.S. Treasury Obligations (26.4%)
U.S. Treasury Bill (26.4%)
	U.S. Treasury Bill
200,000,000	0.30%, 1/2/09 (a)	199,946,667
250,000,000	0.40%, 12/18/08 (a)	249,951,361

Total U.S. Treasury Obligations		449,898,028

Total Investments (Cost $1,705,957,984)(b)—100.0%		1,705,957,984
Liabilities in excess of other assets — 0.0%		(102,342)

Net Assets — 100.0%		$1,705,855,642

(a)	Rate represents the effective yield at purchase.
(b)	Cost and value for federal income tax and financial reporting purposes are the same.

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Cash Management Fund

Schedule of Portfolio Investments

November 30, 2008

(Unaudited)

Principal Amount	Security Description	Amortized Cost
Certificates of Deposit (6.4%)
Banking & Financial Services (6.4%)
$30,000,000	Bank Of America Corp. CD, 1.60%, 2/25/09	$30,000,000
30,000,000	BNP Paribas NY YCD, 2.38%, 4/28/09	30,000,000
30,000,000	Societe Generale YCD, 2.77%, 12/12/08	30,000,000

Total Certificates of Deposit		90,000,000

Commercial Paper (28.3%)
Banking (2.1%)
30,000,000	Bank Of Nova Scotia, 2.68%, 12/8/08 (a)	29,984,483

Chemicals (2.1%)
30,000,000	BASF AG, 2.34%, 12/23/08 (a)	29,957,467

Diversified Manufacturing Operations (4.3%)
30,000,000	General Electric Capital Corp., 0.95%, 12/3/08 (a)	29,998,416
30,000,000	Proctor & Gamble, 1.50%, 12/8/08 (a) (b)	29,991,250

		59,989,666

Financial Services (15.6%)
30,000,000	BP Capital Markets Plc, 1.50%, 1/8/09 (a) (b)	29,952,500
30,000,000	ING America Insurance, 2.52%, 12/10/08 (a)	29,981,250
30,000,000	Nordea North America, Inc., 2.81%, 1/5/09 (a)	29,918,917
15,000,000	Novartis Finance, 0.78%, 12/23/08 (a) (b)	14,992,850
30,000,000	Shell International Finance, 1.61%, 3/27/09 (a) (b)	29,845,333
25,000,000	Siemens Capital, 0.55%, 12/2/08 (a) (b)	24,999,618
30,000,000	Total Capital, 0.60%, 12/1/08 (a) (b)	30,000,000
30,000,000	Toyota Motor Credit Corp, 1.20%, 12/8/08 (a)	29,993,000

		219,683,468

Government Securities (2.1%)
30,000,000	Kingdom Of Denmark, 1.50%, 2/9/09 (a)	29,912,500

Oil - Integrated Companies (2.1%)
30,000,000	Chevron Corp., 1.07%, 2/26/09 (a)	29,922,425

Total Commercial Paper		399,450,009

U.S. Government Agency Securities (24.0%)
	Federal Home Loan Bank
15,000,000	0.36%, 1/12/09 (a)	14,993,875
60,000,000	0.74%, 3/20/09 (c)	60,000,000
10,000,000	0.79%, 3/27/09 (c)	10,000,000
10,000,000	0.80%, 4/16/09 (c)	10,000,000
10,000,000	0.81%, 4/3/09 (c)	10,000,000
10,000,000	0.92%, 6/4/09 (c)	10,000,000
10,000,000	1.05%, 2/18/09 (c)	10,000,000
20,000,000	2.38%, 4/7/09	20,000,000
10,000,000	2.63%, 4/30/09	10,000,000
15,000,000	2.70%, 1/2/09	15,000,000
30,000,000	2.80%, 2/6/09	30,000,000
20,000,000	2.83%, 3/3/09	20,000,000
	Federal Home Loan Mortgage Corp.
10,000,000	0.61%, 2/23/09(a)	9,986,000
30,000,000	1.01%, 1/27/09(a)	29,952,500
50,000,000	2.40%, 4/2/09, Callable 1/02/09 @ 100	50,000,000
30,000,000	Federal National Mortgage Association, 1.99%, 3/2/09 (a)	29,852,125

Total U.S. Government Agency Securities		339,784,500

Repurchase Agreements (41.3%)
314,228,041	Deutsche Bank Securities, Inc., 0.25%, 12/1/08, (Purchased on 11/28/08, proceeds at maturity $314,234,569, collateralized by U.S. Government Securities, (0.00% - 6.00%), (12/15/08 - 4/29/22), fair value $320,512,896)	314,228,041
160,000,000	JPMorgan Securities, Inc., 0.18%, 12/1/08, (Purchased on 11/28/08, proceeds at maturity $160,002,400, collateralized by U.S. Government Securities, (0.00% - 6.20%), (12/22/08 - 12/9/16), fair value $163,203,648)	160,000,000
110,000,000	Merrill Lynch Government Securities, Inc., 0.15%, 12/1/08, (Purchased on 11/28/08, proceeds at maturity $110,001,375, collateralized by U.S. Government Securities, (0.00% - 6.00%), (9/28/09 - 4/21/28), fair value $112,201,560)	110,000,000

Total Repurchase Agreements		584,228,041

Total Investments (Cost $1,413,462,550)(d)—100.0%		1,413,462,550
Other assets in excess of liabilities — 0.0%		247,099

Net Assets — 100.0%		$1,413,709,649

(a)	Rate represents the effective yield at purchase.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2008. The date presented reflects the final maturity date.
(d)	Cost and value for federal income tax and financial reporting purposes are the same.
YCD	Yankee Certificate of Deposit

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Tax-Free Money Market Fund

Schedule of Portfolio Investments

November 30, 2008

(Unaudited)

Principal Amount	Security Description	Amortized Cost
Municipal Bonds (74.1%)
Alabama (2.2%)
$17,900,000	Montgomery Alabama Industrial Development Board, 0.65%, 5/1/21, Enhanced by : Loc (a)	$17,900,000

Alaska (3.0%)
10,000,000	Valdez Alaska Marine Term Revenue, 0.53%, 12/1/29 (a)	10,000,000
15,100,000	Valdez Alaska Marine Term Revenue, 1.25%, 12/1/33, Enhanced by : Loc (a)	15,100,000

		25,100,000

California (5.4%)
25,000,000	California State Department Water Resource Power Supply Revenue, Series C, 0.40%, 5/1/22, Enhanced by: LOC (a)	25,000,000
20,000,000	California Statewide Communities Development Authority Revenue, Series A, 0.56%, 8/1/35, Enhanced by: LOC (a)	20,000,000

		45,000,000

Colorado (3.0%)
8,500,000	Broomfield Colorado Urban Renewal, 1.02%, 12/1/30, Enhanced by: LOC (a)	8,500,000
10,000,000	Castle Rock Colorado Ctfs Partn, 0.95%, 9/1/37, Enhanced by: LOC (a)	10,000,000
6,450,000	Denver Colorado City & County Airport Revenue, 1.05%, 11/15/25, Enhanced by: LOC, AMT (a)	6,450,000

		24,950,000

Florida (1.5%)
8,000,000	Florida State Municipal Power Agency Revenue, 0.65%, 10/1/35, Enhanced by: LOC (a)	8,000,000
4,590,000	Orange County Florida Housing Financial Authority Multifamily Revenue, 1.25%, 8/15/35, Enhanced by: LOC, AMT (a)	4,590,000

		12,590,000

Georgia (3.0%)
25,000,000	Fulton County Georgia, 2.50%, 12/31/08	24,989,298

Illinois (4.3%)
8,100,000	Cook County Illinois Revenue, 0.85%, 5/1/35, Enhanced by: LOC (a)	8,100,000
7,500,000	Illinois Educational Facilities Authority Revenue, Elmhurst College, 0.90%, 3/1/33, Enhanced by: LOC (a)	7,500,000
5,500,000	Illinois Financial Authority Revenue Chicago Historical Society, 0.80%, 1/1/36, Enhanced by: LOC (a)	5,500,000
6,700,000	Quincy Illinois Revenue, Blessing Hospital Project, 0.90%, 11/15/33, Enhanced by: LOC (a)	6,700,000
7,300,000	Romeoville Illinois Revenue, 0.85%, 10/1/36, Enhanced by: LOC (a)	7,300,000

		35,100,000

Indiana (4.2%)
12,600,000	Indiana State Development Financial Authority Revenue, 0.90%, 8/1/31, Enhanced by: LOC (a)	12,600,000
22,500,000	Mount Vernon Indiana Pollution Control & Solid Waste Disposal Revenue, 0.65%, 12/1/14, Enhanced by: LOC (a)	22,500,000

		35,100,000

Kentucky (0.8%)
6,810,000	Jeffersontown Kentucky Lease Program Revenue, 1.06%, 3/1/30, Enhanced by: LOC (a)	6,810,000

Louisiana (3.1%)
3,400,000	Louisiana Housing Financial Agency Revenue, 0.90%, 12/1/25, Enhanced by: LOC (a)	3,400,000
22,600,000	Louisiana Local Government Environment Facilities Community Development Authority Revenue, 2.65%, 10/1/26, Insured by: FSA (a)	22,600,000

		26,000,000

Michigan (0.9%)
5,800,000	Detroit Michigan Sewer Disposal Revenue, 6.00%, 7/1/27, Insured by: FSA (a)	5,800,000
1,752,000	Michigan State Strategic Fund, Solid Waste Disposal, Grayling Generating Project, 0.95%, 1/1/14, Enhanced by: LOC, AMT (a)	1,752,000

		7,552,000

Minnesota (0.4%)
3,375,000	Minneapolis Minnesota Health Care System Revenue, Series C, 0.76%, 11/15/47, Enhanced by: LOC (a)	3,375,000

Missouri (4.0%)
6,605,000	Jackson County Missouri Industrial Development Authority Recreational Facilities Revenue, 1.00%, 11/1/18, Enhanced by: LOC (a)	6,605,000
6,800,000	Missouri State Health & Educational Facilities Authority, 0.90%, 2/1/31, Enhanced by: LOC (a)	6,800,000

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Tax-Free Money Market Fund

Schedule of Portfolio Investments, Continued

November 30, 2008

(Unaudited)

Principal Amount	Security Description	Amortized Cost
Municipal Bonds, continued:
Missouri, continued:
$20,000,000	Missouri State Health And Educational Facilities Authority Health Facilities Revenue, Series C, 0.73%, 5/15/38 (a)	$20,000,000

		33,405,000

New Mexico (3.6%)
29,400,000	Farmington New Mexico Pollution Control Revenue, Series A, 1.05%, 5/1/24, Enhanced by: LOC (a)	29,400,000

New York (2.9%)
22,625,000	Nassau County New York Tobacco Settlement Corp., 6.60%, 7/15/39	23,667,873

Ohio (0.4%)
3,300,000	Ohio State Water Development Authority Pollution Control Facilities Revenue, 0.90%, 5/15/19, Enhanced by: LOC (a)	3,300,000

Oregon (1.3%)
10,900,000	Oregon State Facilities Authority Revenue, 0.65%, 8/1/34, Enhanced by: LOC (a)	10,900,000

Pennsylvania (9.3%)
16,700,000	Beaver County Pennsylvania Industrial Authority Pollution Control Revenue, 1.00%, 4/1/41, Enhanced by: LOC (a)	16,700,000
10,000,000	Emmaus Pennsylvania General Authority Revenue, 0.90%, 3/1/24, Enhanced by: LOC (a)	10,000,000
10,000,000	Emmaus Pennsylvania General Authority Revenue, 0.90%, 3/1/24, Enhanced by: LOC (a)	10,000,000
10,600,000	Hamburg Pennsylvania Area School District, 2.50%, 5/15/25, Insured by: FSA (a)	10,600,000
9,085,000	Montgomery County Pa Indl Dev Auth Rev, 2.85%, 4/1/37, Enhanced by: LOC	9,085,000
20,455,000	Philadelphia Gas Works Revenue, 4.00%, 8/1/31, Insured by: FSA (a)	20,455,000

		76,840,000

Tennessee (0.9%)
7,245,000	Montgomery County Tennessee Public Building Pooled Authority Revenue, 0.95%, 11/1/27, Enhanced by: LOC (a)	7,245,000

Texas (5.0%)
15,400,000	Austin Texas Water And Wastewater System Revenue, 2.50%, 5/15/31, Enhanced by: LOC (a)	15,400,000
8,000,000	Calhoun County Texas Industrial Development Authority Port Revenue, 0.99%, 11/1/15, Enhanced by: LOC, AMT (a)	8,000,000
7,500,000	Harris County Texas Cultural Education Facilities Finance Corp Revenue, 1.00%, 6/1/29, Enhanced by: LOC (a)	7,500,000
10,000,000	Lower Neches Valley Authority Texas Industrial Development Corp. Exempt Facilities Revenue, Series A, 1.35%, 11/1/29 (a)	10,000,000

		40,900,000

Utah (5.1%)
10,000,000	Emery County Utah Pollution Control Revenue, 0.90%, 7/1/15, Enhanced by: LOC (a)	10,000,000
10,000,000	Emery County Utah Pollution Control Revenue, 1.05%, 11/1/24, Enhanced by: LOC (a)	10,000,000
22,460,000	Utah Transit Authority Sales Tax Revenue, 1.20%, 6/15/36, Enhanced by: LOC (a)	22,460,000

		42,460,000

Virginia (1.4%)
11,830,000	Falls Church Virginia Economic Development Authority Revenue, 0.85%, 7/1/31, Enhanced by: LOC (a)	11,830,000

Washington (1.1%)
8,900,000	Washington State Health Care Facilities Authority Lease Revenue, 0.85%, 1/1/32, Enhanced by: LOC (a)	8,900,000

Wisconsin (5.1%)
3,435,000	Beaver Dam Wisconsin Development Revenue, 1.08%, 12/1/36, Enhanced by: LOC (a)	3,435,000
25,000,000	Milwaukee Wisconsin, Series R, 3.00%, 12/15/08, GO	25,005,863
5,980,000	Wisconsin State Health & Educational Facilities Authority Revenue, 0.81%, 8/15/33, Enhanced by: LOC (a)	5,980,000
7,500,000	Wisconsin State Health & Educational Facilities Authority Revenue, 1.15%, 3/1/36, Enhanced by: LOC (a)	7,500,000

		41,920,863

Wyoming (2.2%)
9,900,000	Lincoln County Wyoming Pollution Control Revenue, 0.48%, 8/1/15, Enhanced by: LOC (a)	9,900,000

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Tax-Free Money Market Fund

Schedule of Portfolio Investments, Concluded

November 30, 2008

(Unaudited)

Shares or Principal Amount	Security Description	Value
Municipal Bonds, continued:
Wyoming, continued:
$8,200,000	Sweetwater County Wyoming Pollution Control Revenue, 0.84%, 7/1/15, Enhanced by: LOC (a)	$8,200,000

		18,100,000

Total Municipal Bonds		613,335,034

Commercial Paper (14.5%)
Florida (3.9%)
20,000,000	City of Cape Coral Florida, 2.30%, 1/22/09, Enhanced by: LOC	20,000,000
12,000,000	Palm Beach Florida, 1.60%, 12/11/08, Enhanced by: LOC	12,000,000

		32,000,000

Illinois (0.6%)
5,000,000	Illinois Educational Facilities, 1.15%, 3/23/09, Enhanced by: LOC	5,000,000

Massachusetts (4.3%)
25,000,000	Massachusetts General Obligation, 1.25%, 1/15/09, Enhanced by: LOC	25,000,000
10,000,000	Massachusetts School Building Authority, 1.55%, 1/15/09, Enhanced by: LOC	10,000,000

		35,000,000

New York (2.4%)
20,000,000	Metro Transit Authority New York, 2.65%, 12/10/08, Enhanced by: LOC	20,000,000

Pennsylvania (1.2%)
10,000,000	Delaware County Pennsylvania Industrial Development Authority, 1.75%, 12/11/08, Enhanced by: LOC	10,000,000

Texas (0.7%)
6,000,000	University of Texas Revenue Finance, 0.60%, 3/12/09, Enhanced by: LOC	6,000,000

Virginia (0.7%)
5,995,000	Pennsylvania Port Authority, 1.15%, 3/12/09, Enhanced by: LOC	5,995,000

Washington (0.7%)
6,000,000	Port Seattle Washington, 1.30%, 3/5/09, Enhanced by: LOC	6,000,000

Total Commercial Paper		119,995,000

Investment Companies (9.2%)
37,600,176	Goldman Sachs Tax-Free Money Market Fund	37,600,176
38,196,019	SEI Tax-Exempt Trust Institutional Money Market Fund, Class A	38,196,019

Total Investment Companies		75,796,195

Total Investments (Cost $809,126,229)(b)—97.8%		809,126,229
Other assets in excess of liabilities — 2.2%		18,139,498

Net Assets — 100.0%		$827,265,727

(a)	Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2008. The date presented reflects the final maturity date.
(b)	Cost and value for federal income tax and financial reporting purposes are the same.
AMT	Alternative Minimum Tax
FSA	Financial Security Assurance
GO	General Obligations Bond
LOC	Letter of Credit

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments

November 30, 2008

(Unaudited)

Principal Amount	Security Description	Value
Municipal Bonds (97.2%)
Arizona (0.1%)
$15,000	Phoenix Arizona, GO, Series A, 4.50%, 7/1/16, Callable 7/1/09 @ 100 *	$15,079

California (0.9%)
10,000	Forestville California University School District, GO, 5.00%, 8/1/11, Insured by: FSA	10,595
10,000	Morgan Hill California University School District, GO, 5.00%, 8/1/12, Callable 8/1/11 @ 101, Insured by: FGIC *	10,925
80,000	Pomona California Public Financing Authority Revenue, 5.00%, 2/1/24, Callable 2/1/09 @ 101, Insured by: MBIA *	76,948
15,000	San Bernardino County California Transportation Authority, Series A, 4.88%, 3/1/10, Callable 3/1/09 @ 100.50, Insured by: FSA *	15,187
25,000	San Diego California Public Facilities Financing Authority Revenue, Series A, 4.38%, 9/2/12, Callable 9/2/09 @ 101, Insured by: AMBAC *	25,487
10,000	San Mateo County California Transportation District, 4.75%, 6/1/16, Callable 6/1/09 @ 100.5, Insured by: MBIA *	10,348
10,000	West Contra Costa California University School District, GO, 5.00%, 8/1/15, Callable 8/1/09 @ 101, Insured by: FGIC *	10,269

		159,759

Florida (0.3%)
25,000	Florida Municipal Loan Council Revenue, 4.50%, 4/1/13, Callable 4/1/09 @ 101, Insured by: MBIA *	25,119
20,000	West Palm Beach Florida, Utility System Revenue, 3.50%, 10/1/12, Callable 10/1/10 @ 100, Insured by: FSA *	20,088

		45,207

Georgia (0.3%)
25,000	Coweta County Georgia Development Authority Revenue, 5.13%, 1/1/17, Callable 1/1/10 @ 101, Insured by: AMBAC *	26,176
20,000	Dalton-Whitfield County Georgia Hospital Authority Revenue, 5.25%, 7/1/13, Callable 1/1/09 @ 101, Insured by: MBIA *	20,820

		46,996

Illinois (13.8%)
500,000	Du Page County Illinois Community School District, 5.00%, 10/1/19, FSA	513,785
250,000	Illinois Health Facilities Authority Revenue, Series A, 5.50%, 2/15/15, Callable 2/15/11 @ 101, Insured by: FSA *	262,503
285,000	Joliet Illinois Waterworks & Sewage Revenue, Series A, 5.00%, 1/1/14, Callable 1/1/12 @ 100, Insured by: AMBAC *	296,229
15,000	University of Illinois Certificates, 4.25%, 10/1/09, Insured by: AMBAC	15,388
670,000	Will County Illinois Community High School Dist. No. 210 Lincoln-Way School Building, 5.00%, 1/1/17, Insured by: FGIC	712,565
500,000	Will County School District No. 122, GO, Series B, 5.10%, 11/1/15, Callable 11/1/11 @ 100, Insured by: FGIC *	521,125

		2,321,595

Indiana (9.1%)
390,000	Bartholomew County Indiana Building Corp., 4.25%, 7/15/14	385,905
305,000	Bartholomew County Indiana Building Corp., 4.25%, 7/15/15	296,533
845,000	New Albany Indiana Redevelopment Authority, 4.00%, 2/1/14	843,006

		1,525,444

Iowa (0.3%)
50,000	Iowa City Sewer Revenue, 4.10%, 7/1/12, Callable 7/1/10 @ 100, Insured by: FSA *	50,730

Kansas (1.5%)
250,000	University of Kansas Hospital Authority Health Facilities Revenue, 5.70%, 9/1/20, Callable 9/1/09 @ 100, Insured by: AMBAC *	258,597

Kentucky (0.1%)
5,000	Campbell & Kenton Counties Sanitary District Revenue, Series A, 5.00%, 8/1/17, Callable 8/1/11 @ 101, Insured by: FSA *	5,253

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2008

(Unaudited)

Principal Amount	Security Description	Value
Municipal Bonds, continued:
Kentucky, continued:
$10,000	Kentucky State Turnpike Authority Economic Development Road Revenue, 5.15%, 7/1/19, Callable 7/1/11 @ 100, Insured by: FSA *	$10,146

		15,399

Louisiana (0.1%)
25,000	Orleans Parish Louisiana Parishwide School District, GO, 4.80%, 9/1/09, Callable 3/1/09 @ 100, Insured by: FGIC *	25,047

Maryland (3.4%)
550,000	Maryland State, GO, 5.00%, 3/15/20	571,301

Massachusetts (3.5%)
550,000	Massachusetts State, GO, Series D, 5.50%, 10/1/20, Insured by: MBIA	588,643

Michigan (10.0%)
490,000	Lake Orion Michigan Community School District, GO, 5.00%, 5/1/16, Callable 5/1/12 @ 100, Insured by: Q-SBLF *	513,466
110,000	Lake Orion Michigan Community School District, GO, 5.00%, 5/1/16, Prerefunded 5/1/12 @ 100, Insured by: Q-SBLF *	119,174
600,000	Michigan State Building Authority Revenue, Series I, 4.75%, 10/15/15, Callable 10/15/09 @ 100 *	618,816
400,000	Novi Michigan Special Assessment, 4.75%, 10/1/14, Callable 4/1/09 @ 100, Insured by: AMBAC *	403,300
25,000	Ottawa County Michigan, GO, 5.05%, 8/1/14, Callable: 2/1/09 @ 100 *	25,117

		1,679,873

Mississippi (0.4%)
60,000	Mississippi Development Bank, Special Obligation Revenue, Series B, 5.55%, 7/1/16, Callable 7/1/10 @ 100, Insured by: FSA *	63,504

Missouri (0.2%)
25,000	Missouri State Health & Education Facilities Authority Revenue, Washington University, 5.00%, 6/15/21, Callable 6/15/09 @ 100 *	25,529
5,000	St. Louis Missouri Municipal Finance Corp., 5.40%, 2/15/12, Callable 2/15/09 @ 100, Insured by: AMBAC *	5,006

		30,535

Nebraska (0.1%)
10,000	Lincoln Nebraska, GO, 3.45%, 6/15/15, Callable 6/15/13 @ 100 *	10,015

New York (0.2%)
25,000	New York City Transport Authority Revenue, 5.40%, 1/1/18, Insured by: FSA	27,727
5,000	New York State Urban Development Corp. Revenue, Series B, 4.75%, 1/1/28, Callable 1/1/09 @ 101, Insured by: AMBAC, ETM *	5,068

		32,795

Oklahoma (7.6%)
200,000	Edmond Oklahoma Public Works Authority Utility Revenue, 5.60%, 7/1/19, Callable 7/1/09 @ 100, Insured by: AMBAC *	205,302
500,000	Oklahoma City Water Utilities Revenue, Series A, 5.00%, 7/1/16, Callable 7/1/09 @ 100 *	508,530
50,000	Oklahoma County Independent School District 89, GO, 4.50%, 2/1/09, Insured by: FGIC	50,180
50,000	Oklahoma State Turnpike Authority, 5.00%, 1/1/15, Callable 1/1/09 @ 100, Insured by: FGIC *	50,181
285,000	Oklahoma University Board of Regents, Series A, 5.50%, 6/1/16, Callable 6/1/11 @ 100, Insured by: MBIA *	307,974
150,000	University of Oklahoma Revenue, 3.70%, 6/1/13, Insured by: MBIA	153,061

		1,275,228

Oregon (0.0%)
5,000	Albany Oregon, GO, 4.25%, 3/1/10, Callable 3/1/09 @ 100, Insured by: FGIC *	5,042

Pennsylvania (6.8%)
50,000	Delaware County Pennsylvania, GO, 5.13%, 10/1/13, Callable 10/1/09 @ 100 *	51,232
10,000	Delaware County Pennsylvania Authority Health Care Revenue, 5.38%, 11/15/23, Callable 11/15/09 @ 100, Insured by: Connie Lee, ETM (a) *	9,645

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2008

(Unaudited)

Principal Amount	Security Description	Value
Municipal Bonds, continued:
Pennsylvania, continued:
$25,000	Downingtown Pennsylvania Area School District, GO, 3.90%, 3/1/10, Callable 3/1/09 @ 100, Insured by: FGIC *	$25,034
250,000	Lackawanna County Pennsylvania, GO, Series A, 4.80%, 1/1/13, Callable 1/1/09 @ 100, Insured by: FGIC *	250,422
750,000	Pennsylvania State, GO, Third Series, 5.00%, 9/1/16, Callable 9/1/14 @ 100 *	799,830

		1,136,163

Rhode Island (0.3%)
60,000	Providence Rhode Island, GO, 5.45%, 1/15/10, Callable 1/15/09 @ 100, Insured by: FSA *	60,247

Texas (17.8%)
30,000	Baytown Texas, GO, 4.75%, 2/1/11, Callable 8/1/09 @ 100 *	30,054
275,000	Brazos River Authority Revenue, 5.13%, 5/1/19, Callable 5/1/09 @ 101, Insured by: AMBAC *	266,040
75,000	Clear Brook City Texas Municipal Utilities District, 5.13%, 2/1/26, Callable 2/1/11 @ 100, Insured by: FGIC *	79,384
95,000	Conroe Texas Independent School District, GO, 4.90%, 2/15/17, Callable: 2/15/09 @ 100, Insured by: PSF-GTD *	95,195
500,000	Dallas Texas Independent School District, GO, 4.50%, 8/15/14, Callable 8/15/09 @ 100, Insured by: PSF-GTD *	504,345
165,000	Del Rio Texas, GO, Series B, 4.50%, 7/1/16, Callable 7/1/12 @ 100, Insured by: AMBAC *	168,117
135,000	Fort Bend Texas Independent School District, GO, 5.13%, 8/15/22, Callable 8/15/10 @ 100, Insured by: PSF-GTD *	135,479
400,000	Houston, Texas, GO, 4.75%, 3/1/17, Callable 3/1/09 @ 100, Insured by: MBIA *	403,812
100,000	Houston, Texas, GO, 4.75%, 3/1/17, Callable 3/1/09 @ 100, Insured by: MBIA *	100,434
215,000	Lubbock Texas Independent School District, GO, 4.50%, 2/15/16, Callable 2/15/12 @ 100, Insured by: PSF-GTD *	220,012
40,000	McKinney Texas, GO, 4.70%, 8/15/14, Callablle 2/15/09 @ 100, Insured by: FSA	40,311
10,000	Montgomery County Texas Municipal Utility District No. 46, GO, 3.00%, 3/1/09, Insured by: FGIC	10,025
5,000	Northside Texas Independent School District, GO, 5.00%, 2/15/23, Callable 2/15/11 @ 100, Insured by: PSF-GTD *	5,312
5,000	Northside Texas Independent School District, GO, 5.00%, 2/15/23, Callable 2/15/11 @ 100, Insured by: PSF-GTD *	5,000
550,000	Pflugerville Texas, 4.75%, 8/1/20, Callable 8/1/13 @ 100, Insured by: FGIC *	526,460
50,000	Red River Authority Texas Pollution Control, 5.20%, 7/1/11, Callable 7/1/09 @ 100, Insured by: AMBAC *	49,830
50,000	San Patricio Texas, Municipal Water District, 4.75%, 7/10/13, Callable 7/10/09 @ 100, Insured by: FSA *	51,119
100,000	Texas State Public Finance Authority, Series B, 4.80%, 2/1/16, Callable 2/1/09 @ 100, Insured by: AMBAC *	100,654
200,000	Texas State University System, 5.00%, 3/15/20, Callable 3/15/12 @ 100, Insured by: FSA *	201,362

		2,992,945

Washington (6.6%)
300,000	Seattle Drain & Wastewater Revenue, 5.00%, 11/1/17, Callable 11/1/11 @ 100, Insured by: FGIC *	308,760
750,000	Washington State, GO, Series C, 5.00%, 1/1/17, Insured by: AMBAC	799,777

		1,108,537

West Virginia (0.0%)
5,000	Ohio County West Virginia Building Commission Revenue, 7.00%, 10/1/10, Callable 4/1/09 @ 100, ETM (a) *	5,074

Wisconsin (13.8%)
20,000	Appleton Wisconsin Storm Water System Revenue, 4.00%, 4/1/17, Callable 4/1/13 @ 100, Insured by: MBIA *	20,081
550,000	Madison Wisconsin, GO, Series A, 4.25%, 10/1/17, Callable 10/1/16 @100	564,184
250,000	Milwaukee County Wisconsin, GO, Series A, 5.00%, 10/1/14, Callable 10/1/11 @ 100 *	261,518
555,000	Racine Wisconsin, GO, 5.00%, 12/1/19, Callable 12/1/18 @ 100	571,611

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Concluded

November 30, 2008

(Unaudited)

Shares or Principal Amount	Security Description	Value
Municipal Bonds, continued:
Wisconsin, continued:
$850,000	Wisconsin State, GO, Series B, 5.00%, 5/1/17, Insured by: FSA	$896,733

		2,314,127

Total Municipal Bonds		16,337,882

Investments in Affiliates (5.2%)
874,759	American Performance Tax-Free Money Market Fund	874,759

Total Investments in Affiliates		874,759

Total Investments (Cost $17,018,970)(b)—102.4%		17,212,641

Liabilities in excess of other assets — (2.4)%		(401,832)

Net Assets — 100.0%		$16,810,809

(a)	Security was fair valued at November 30, 2008, using procedures approved by the Board of Trustees.
(b)	Represents cost for financial reporting purposes.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
AMBAC	American Municipal Bond Assurance Corp.
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Corporation
FSA	Financial Security Assurance
GO	General Obligations Bond
MBIA	Municipal Bond Insurance Association
PSF-GTD	Public School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments

November 30, 2008

(Unaudited)

Principal Amount	Security Description	Value
Asset Backed Securities (2.6%)
$359,328	ACLC Business Loan Receivables, Series 1998-2, Class A3, 6.69%, 4/15/20 (a)	$353,836
281,584	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21 (a)	276,627
1,000,000	Alesco Preferred Funding Ltd., Series 8A, Class C2, 5.73%, 12/23/35 (a) (b)	250,000
321,393	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12 (a)	306,096
201,896	Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10 (a)	197,903
1,076	Countrywide Asset-Backed Certificates, Series 2004-13, Class AF3, 3.99%, 2/25/31	1,071
51,527	Countrywide Asset-Backed Certificates, Series 2002-S1, Class A5, 6.46%, 11/25/16 (b)	50,235
77,305	PSB Lending Home Loan Owner Trust, Series 1997-4, Class M1, 8.38%, 5/20/24	76,215

Total Asset Backed Securities		1,511,983

Mortgage Backed Securities (92.1%)
6,611	ABN AMRO Mortgage Corp., Series 2003-1, Class A2, 5.00%, 2/25/18	6,598
362,116	ABN AMRO Mortgage Corp., Series 2002-10, Class 1A6, 5.75%, 1/25/33	337,288
585,908	ABN AMRO Mortgage Corp., Series 2002-10, Class 1A8, 5.75%, 1/25/33	498,821
70,000	Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A22, 4.58%, 5/25/35 (b)	43,751
198,087	Adjustable Rate Mortgage Trust, Series 2004-4, Class 1A1, 5.29%, 3/25/35 (b)	107,854
11,859	American General Mortgage Loan Trust, Series 2006-1, Class A1, 5.75%, 12/25/35	11,796
550,000	American Home Mortgage Investment Trust, Series 2006-2, Class 3A2, 6.20%, 6/25/36 (c)	357,500
495,251	Banc of America Alternative Loan Trust, Series 2004-9, Class 2CB2, 5.50%, 10/25/34	470,490
59,860	Banc of America Funding Corp., Series 2003-2, Class 2A1, 6.00%, 6/25/17	58,756
289,176	Banc of America Mortgage Securities, Series 2004-F, Class 2A7, 4.15%, 7/25/34 (b)	275,399
75,426	Banc of America Mortgage Securities, Series 2004-E, Class 1A1, 4.56%, 6/25/34 (b)	57,068
139,320	Banc of America Mortgage Securities, Series 2003-F, Class 2A1, 4.67%, 7/25/33 (b)	103,899
103,429	Banc of America Mortgage Securities, Series 2003-H, Class 2A3, 5.21%, 9/25/33 (b)	80,794
261,757	Banc of America Mortgage Securities, Series 2004-2, Class 2A1, 5.25%, 3/25/34	252,408
128,351	Banc of America Mortgage Securities, Series 2004-7, Class 5A10, 5.25%, 8/25/34	118,826
109,601	Banc of America Mortgage Securities, Series 2006-A, Class 2A1, 5.43%, 2/25/36 (b)	75,857
76,890	Banc of America Mortgage Securities, Series 2003-8, Class 1A9, 5.50%, 11/25/33	73,546
74,806	Banc of America Mortgage Securities, Series 2006-B, Class 2A1, 6.09%, 11/20/36 (b)	46,020
50,000	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-4, Class A6, 4.12%, 6/25/34 (b)	49,538
92,158	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1, 4.63%, 10/25/35 (b)	69,192
38,637	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 1A1, 4.94%, 9/25/34 (b)	20,176
114,581	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 15A1, 5.04%, 1/25/35 (b)	84,240
225,305	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 1A1, 5.91%, 10/25/36 (b)	116,576
33,126	Bear Stearns Alternative Trust, Series 2005-5, Class 26A1, 5.45%, 7/25/35 (b)	18,094
445,814	Bear Stearns Alternative Trust, Series 2006-1, Class 21A2, 5.86%, 2/25/36 (b)	198,403
371,934	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, 6.66%, 3/25/31 (b)	366,646
56,975	Cendant Mortgage Corp., Series 2003-8, Class 1A2, 5.25%, 10/25/33	56,817
52,964	Chase Funding Mortgage Loan Asset-Backed, Series 2001-4, Class 1A6, 6.24%, 1/25/13	51,526
119,349	Chase Mortgage Finance Corp., Series 2004-S1, Class A3, 5.50%, 2/25/19	115,433
69,588	Chase Mortgage Finance Corp., Series 2003-S5, Class A4, 5.50%, 6/25/33	65,198
580,022	Chase Mortgage Finance Corp., Series 2005-S3, Class A4, 5.50%, 11/25/35	516,020

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

November 30, 2008

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$20,509	Chase Mortgage Finance Corp., Series 2003-S15, Class 1A1, 6.00%, 1/25/34	$20,564
118,368	Chaseflex Trust, Series 2005-1, Class 2A4, 5.50%, 2/25/35	90,078
54,552	Chaseflex Trust, Series 2006-2, Class A1A, 5.59%, 9/25/36 (b)	53,212
57,741	CIT Marine Trust, Series 1999-A, Class A4, 6.25%, 11/15/19	47,420
4,257,160	Citi Mortgage Alternative Loan Trust, Series 2007-A2, Class 1A5, 6.00%, 2/25/37 (c)	2,937,440
86,983	Citicorp Mortgage Securities, Inc., Series 2003-10, Class A2, 4.50%, 11/25/18	81,198
97,338	Citicorp Mortgage Securities, Inc., Series 2003-4, Class A4, 5.00%, 3/25/18	96,370
198,901	Citicorp Mortgage Securities, Inc., Series 2003-11, Class 2A3, 5.00%, 12/25/33	193,894
67,663	Citicorp Mortgage Securities, Inc., Series 2004-1, Class 1A1, 5.25%, 1/25/34	64,516
402,063	Citicorp Mortgage Securities, Inc., Series 2004-3, Class A9, 5.25%, 5/25/34	384,994
2,908	Citicorp Mortgage Securities, Inc., Series 2003-3, Class A4, 5.50%, 3/25/33	2,902
18,350	Citicorp Mortgage Securities, Inc., Series 2003-5, Class 1A1, 5.50%, 4/25/33	18,368
133,561	Citicorp Mortgage Securities, Inc., Series 1994-3, Class A13, 6.50%, 2/25/24	133,932
6,926	Citicorp Residential Mortgage Securities, Inc., Series 2006-2, Class A1A, 5.87%, 9/25/36	6,899
164,260	Citigroup Mortgage Alternative Loan Trust, Series 2006-A3, Class 1A5, 6.00%, 7/25/36	144,893
184,046	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2A, 4.68%, 8/25/35 (b)	150,589
19,999	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA1, 6.50%, 6/25/16	20,080
33,924	Citigroup Mortgage Loan Trust, Inc., Series 2004-2, Class 2A1, 6.50%, 8/25/18	31,704
343,774	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA2, 6.50%, 6/25/31	325,834
76,875	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB3, 8.00%, 8/25/34	74,063
8,817	Commercial Mortgage Asset Trust, Series 1999-C1, Class A3, 6.64%, 1/17/32	8,704
89,991	Countrywide Alternative Loan Trust, Series 2005-24, Class 1A1, 3.79%, 7/20/35 (b)	26,740
58,031	Countrywide Alternative Loan Trust, Series 2004-12CB, Class 1A1, 5.00%, 7/25/19	49,979
422,745	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 1A2, 5.50%, 7/25/34	393,600
241,270	Countrywide Alternative Loan Trust, Series 2004-14T2, Class A6, 5.50%, 8/25/34	225,483
234,021	Countrywide Alternative Loan Trust, Series 2005-J13, Class 2A3, 5.50%, 11/25/35	204,644
151,833	Countrywide Alternative Loan Trust, Series 2005-70CB, Class A6, 5.50%, 12/25/35	127,213
172,473	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A3, 5.50%, 3/25/36	157,054
75,677	Countrywide Alternative Loan Trust, Series 2004-35T2, Class A1, 6.00%, 2/25/35	65,295
123,750	Countrywide Alternative Loan Trust, Series 2006-31CB, Class A16, 6.00%, 11/25/36	100,739
701,800	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37 (c)	477,224
126,626	Countrywide Alternative Loan Trust, Series 2006-43CB, Class 1A4, 6.00%, 2/25/37	93,291
242,500	Countrywide Alternative Loan Trust, Series 2004-J8, Class 2A1, 7.00%, 8/25/34	166,946
117,063	Countrywide Home Equity Loan Trust, Series 2004-C, Class F, 1.64%, 1/15/34 (b)	65,659
154,553	Countrywide Home Loans, Series 2003-J7, Class 3A2, 4.50%, 8/25/18	144,451
312,312	Countrywide Home Loans, Series 2004-12, Class 12A1, 4.71%, 8/25/34 (b)	198,311
67,947	Countrywide Home Loans, Series 2003-60, Class 2A1, 4.93%, 2/25/34 (b)	46,824
24,361	Countrywide Home Loans, Series 2003-J7, Class 2A2, 5.00%, 8/25/33	24,315
111,504	Countrywide Home Loans, Series 2003-58, Class 2A2, 5.08%, 2/19/34 (b)	79,579
88,438	Countrywide Home Loans, Series 2003-1, Class 1A10, 5.25%, 3/25/33	86,386
3,618	Countrywide Home Loans, Series 2003-42, Class 1A1, 5.39%, 9/25/33 (b)	3,087

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

November 30, 2008

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$101,684	Countrywide Home Loans, Series 2003-14, Class A2, 5.50%, 6/25/33	$100,306
65,819	Countrywide Home Loans, Series 2003-J5, Class 1A1, 5.50%, 7/25/33	64,145
513,387	Countrywide Home Loans, Series 2005-13, Class A1, 5.50%, 6/25/35	457,668
140,300	Countrywide Home Loans, Series 2002-J5, Class 1A14, 5.75%, 1/25/33	139,989
151,990	Countrywide Home Loans, Series 2005-8R, Class A4, 6.00%, 10/25/34	132,999
326,472	Countrywide Home Loans, Series 2006-20, Class 1A6, 6.00%, 2/25/37	228,165
1,100,000	Countrywide Home Loans, Series 2006-16, Class 3A4, 6.50%, 11/25/36	720,168
326,365	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 2A1, 4.59%, 11/25/34 (b)	226,062
76,726	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 7A1, 5.00%, 9/25/15	72,840
328,641	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR28, Class CB3, 5.25%, 11/25/32 (b)	208,450
147,849	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 1A9, 5.25%, 8/25/35	134,806
31,527	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 4A1, 5.50%, 11/25/17	30,493
201,345	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-21, Class 3A1, 5.50%, 8/25/33	199,143
218,491	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-8, Class 8A2, 5.50%, 12/25/34	206,140
19,705	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-8, Class 4A4, 5.50%, 12/25/34	17,597
276,409	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 1A1, 5.75%, 2/25/34	249,858
250,900	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33	210,129
62,684	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR2, Class 2A1, 6.68%, 2/25/33 (b)	53,015
138,220	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-1, Class 1A1, 7.00%, 2/25/33	128,358
260,793	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2B1, 7.50%, 5/25/32	182,483
182,431	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 1A1, 7.50%, 12/25/32	172,696
132,681	Credit Suisse Mortgage Capital Certificates, Series 2006-1, Class 3A20, 5.75%, 2/25/36	129,689
73,436	Deutsche Mortgage Securities, Inc., Series 2006-AB4, Class A1B1, 1.50%, 10/25/36 (b)	71,527
110,000	Deutsche Mortgage Securities, Inc., Series 2004-5, Class A3, 5.59%, 7/25/34	94,547
61,812	Deutsche Mortgage Securities, Inc., Series 2006-AB4, Class A1A, 6.01%, 10/25/36	52,803
99,836	Fannie Mae, Series 2003-24, Class BA, 4.00%, 4/25/17	99,602
20,460	Fannie Mae, Series 2004-90, Class XN, 4.35%, 3/25/34	20,128
44,138	Fannie Mae, Series 2003-81, Class TB, 4.50%, 9/25/18	43,367
353,909	Fannie Mae, 4.87%, 1/1/35, Pool # 805386 (b)	353,010
9,366	Fannie Mae, Series 2003-13, Class PG, 5.00%, 11/25/32	9,322
569	Fannie Mae, Series 2005-87, Class CL, 5.00%, 10/25/35	568
86,733	Fannie Mae, 5.07%, 12/1/22, Pool #303247 (b)	85,801
63,785	Fannie Mae, 5.38%, 6/1/32, Pool # 725286 (b)	63,647
86,564	Fannie Mae, 5.49%, 2/1/30, Pool # 556998 (b)	85,304
1,344	Fannie Mae, Series 1999-1, Class K, 5.50%, 12/25/08	1,343
86,297	Fannie Mae, 5.50%, 7/1/27, Pool # 123496 (b)	86,134
172,225	Fannie Mae, Series 2003-1, Class A, 5.50%, 8/25/30	172,860
5,673	Fannie Mae, Series 2001-53, Class CL, 5.50%, 6/25/31	5,663
68,077	Fannie Mae, Series 2002-63, Class CG, 5.50%, 6/25/31	68,114

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

November 30, 2008

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$195,044	Fannie Mae, Series 2001-W4, Class AF6, 5.61%, 1/25/32 (b)	$202,451
195,060	Fannie Mae, Series 2006-10, Class LC, 5.75%, 9/25/20	196,906
261,431	Fannie Mae, 5.80%, 7/1/36, Pool # 805386 (b)	265,023
30,516	Fannie Mae, Series 1992-129, Class L, 6.00%, 7/25/22	31,909
543,664	Fannie Mae, Series 2513, Class PD, 6.00%, 2/15/32	552,387
25,591	Fannie Mae, 6.35%, 6/1/19, Pool # 91574 (b)	25,677
7,691	Fannie Mae, Series G94-2, Class D, 6.45%, 1/25/24	7,832
23,829	Fannie Mae, Series 1993-183, Class K, 6.50%, 7/25/23	24,084
180,176	Fannie Mae, Series 2006-63, Class AE, 6.50%, 10/25/33	181,928
48,569	Fannie Mae, Series 1993-255, Class C, 6.55%, 12/25/23	48,892
67,492	Fannie Mae, Series 2001-W1, Class AF6, 6.90%, 7/25/31	67,344
1,339	Fannie Mae, Series 1991-108, Class J, 7.00%, 9/25/21	1,429
16,464	Fannie Mae, Series 1993-250, Class Z, 7.00%, 12/25/23	17,242
1,098	Fannie Mae, 7.50%, 10/1/09, Pool # 303057	1,104
86,040	Fannie Mae, Series 1991-165, Class L, 7.50%, 12/25/21	89,082
5,343	Fannie Mae, Series 1992-195, Class C, 7.50%, 10/25/22	5,867
24,000	Fannie Mae, Series 1996-42, Class LL, 7.50%, 9/25/26	26,459
10,576	Fannie Mae, Series 1992-34, Class G, 8.00%, 3/25/22	11,031
73,249	Fannie Mae Whole Loan, Series 2001-W2, Class AF6, 6.59%, 10/25/31	70,016
18,949	First Horizon ABS Trust, Series 2004-HE4, Class A2, 4.07%, 7/25/19	18,390
84,307	First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1, 5.31%, 9/25/34 (b)	51,423
253,696	First Horizon Alternative Mortgage Securities, Series 2005-FA1, Class 1A6, 5.50%, 3/25/35	237,433
458,690	First Horizon Alternative Mortgage Securities, Series 2006-FA3, Class A6, 6.00%, 7/25/36	378,591
202,852	First Horizon Alternative Mortgage Securities, Series 2006-FA5, Class A3, 6.25%, 8/25/36	156,301
346,719	First Horizon Mortgage Pass-Through Trust, Series 2004-1, Class 2A1, 4.75%, 3/25/19	330,971
145,423	First Horizon Mortgage Pass-Through Trust, Series 2003-1, Class 2A1, 5.00%, 3/25/18	139,788
82,681	First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 2A1, 5.33%, 10/25/35 (b)	43,681
43,207	Freddie Mac, Series 1228, Class M, 3.18%, 3/15/22 (b)	42,846
21,691	Freddie Mac, Series 2695, Class GU, 3.50%, 11/15/22	21,677
96,663	Freddie Mac, Series 2752, Class EJ, 4.00%, 2/15/14	92,581
47,737	Freddie Mac, Series 2672, Class NF, 4.00%, 12/15/16	47,404
5,572	Freddie Mac, Series 2508, Class CR, 4.50%, 3/15/16	5,576
11,547	Freddie Mac, 4.50%, 3/1/17, Pool # 350044 (b)	11,424
36,664	Freddie Mac, Series 2835, Class DG, 4.50%, 12/15/20	36,630
15,027	Freddie Mac, Series 2957, Class KJ, 4.50%, 10/15/24	15,053
3,480	Freddie Mac, Series 2497, Class NF, 5.00%, 1/15/16	3,480
6,972	Freddie Mac, Series 3125, Class A, 5.13%, 12/15/13	6,973
86,719	Freddie Mac, 5.84%, 4/1/36, Pool #1N0148 (b)	88,099
5,403	Freddie Mac, Series 2425, Class MD, 6.00%, 2/15/21	5,439
16,595	Freddie Mac, Series 2113, Class QE, 6.00%, 11/15/27	16,601
1,790	Freddie Mac, Series 2426, Class GH, 6.00%, 8/15/30	1,789
25,483	Freddie Mac, Series 1599, Class C, 6.10%, 10/15/23	26,476
68,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	70,224
27,647	Freddie Mac, 6.50%, 12/1/11, Pool #E20275	28,352
32,551	Freddie Mac, Series 180, Class H, 6.50%, 9/15/21	34,000
9,955	Freddie Mac, Series 1173, Class E, 6.50%, 11/15/21	10,062
10,876	Freddie Mac, Series 1558, Class D, 6.50%, 7/15/23	10,993
7,000	Freddie Mac, Series 2290, Class LL, 6.50%, 2/15/31	7,237
11,323	Freddie Mac, Series 1568, Class D, 6.75%, 8/15/23	11,930
19,988	Freddie Mac, Series 114, Class H, 6.95%, 1/15/21	19,975
4,939	Freddie Mac, Series 139, Class G, 7.00%, 4/15/21	5,145
15,343	Freddie Mac, Series 1163, Class JA, 7.00%, 11/15/21	15,330
281	Freddie Mac, Series 1217, Class I, 7.00%, 3/15/22	281
7,819	Freddie Mac, Series 1474, Class E, 7.00%, 2/15/23	8,130
5,000	Freddie Mac, Series 53, Class A, 7.13%, 7/20/26	5,471

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

November 30, 2008

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$3,587	Freddie Mac, 8.00%, 12/1/09, Pool # 182015	$3,648
19,785	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22	21,109
14,099	Freddie Mac, Series 1312, Class I, 8.00%, 7/15/22	15,551
2,846,105	Fremont Home Loan Trust, Series 2004-3, Class M5, 2.65%, 11/25/34 (b) (c)	1,280,747
216,928	GMAC Mortgage Corp. Loan Trust, Series 2003-J1, Class A3, 5.25%, 3/25/18	209,172
149,742	GMAC Mortgage Corp. Loan Trust, Series 2004-J1, Class A2, 5.25%, 4/25/34	141,908
625,598	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 3A1, 5.29%, 11/19/35 (b)	448,053
303,405	GMAC Mortgage Corp. Loan Trust, Series 2004-J4, Class A1, 5.50%, 9/25/34	289,651
70,227	Government National Mortgage Assoc., 3.75%, 5/20/34, Pool # 80916 (b)	68,872
36,031	Government National Mortgage Assoc., 5.00%, 11/20/29, Pool # 876947 (b)	35,634
24,602	Government National Mortgage Assoc., 5.13%, 12/20/18, Pool # 8437 (b)	24,603
11,215	Government National Mortgage Assoc., 5.13%, 12/20/21, Pool # 8889 (b)	11,184
11,904	Government National Mortgage Assoc., 5.13%, 12/20/27, Pool # 80141 (b)	11,781
12,186	Government National Mortgage Assoc., 5.25%, 3/20/29, Pool # 80263 (b)	12,087
10,000	Government National Mortgage Assoc., Series 2002-70, Class TN, 5.25%, 10/20/29	10,021
23,605	Government National Mortgage Assoc., 5.38%, 1/20/23, Pool # 8123 (b)	23,406
21,659	Government National Mortgage Assoc., 5.38%, 1/20/25, Pool # 8580 (b)	21,473
27,771	Government National Mortgage Assoc., 5.38%, 1/20/25, Pool # 8585 (b)	27,556
11,399	Government National Mortgage Assoc., 5.38%, 3/20/26, Pool # 8832 (b)	11,265
12,258	Government National Mortgage Assoc., 5.50%, 2/20/16, Pool # 8103 (b)	12,462
1,673	Government National Mortgage Assoc., Series 2001-56, Class PQ, 6.00%, 8/20/30	1,671
45,815	Government National Mortgage Assoc., Series 2001-62, Class PG, 6.00%, 1/20/31	46,172
66,560	Government National Mortgage Assoc., Series 2002-52, Class CJ, 6.00%, 9/20/31	67,195
1,376	Government National Mortgage Assoc., 6.50%, 7/15/23, Pool # 350795	1,413
624	Government National Mortgage Assoc., 6.50%, 12/15/25, Pool # 414856	644
12,414	Government National Mortgage Assoc., Series 2002-12, Class MB, 6.50%, 10/20/31	12,481
1,961	Government National Mortgage Assoc., 7.00%, 9/15/09, Pool # 380616	2,041
571	Government National Mortgage Assoc., 7.00%, 4/20/24, Pool # 1655	589
664	Government National Mortgage Assoc., 7.00%, 11/20/26, Pool # 2320	684
1,008	Government National Mortgage Assoc., 7.50%, 3/15/24, Pool # 376439	1,068
169,470	GSR Mortgage Loan Trust, Series 2003-3F, Class 2A1, 4.50%, 4/25/33	147,025
335,913	GSR Mortgage Loan Trust, Series 2005-AR7, Class 2A1, 4.56%, 11/25/35 (b)	246,683
409,658	GSR Mortgage Loan Trust, Series 2005-8F, Class 7A1, 5.50%, 10/25/20	355,251
181,484	GSR Mortgage Loan Trust, Series 2002-3F, Class 1AA, 6.00%, 8/25/16	181,505
3,368	GSR Mortgage Loan Trust, Series 2004-2F, Class 9A1, 6.00%, 9/25/19	3,327
232,490	GSR Mortgage Loan Trust, Series 2005-8F, Class 3A4, 6.00%, 11/25/35	197,961
230,296	GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A2, 6.31%, 4/25/35 (b)	191,931
94,002	GSR Mortgage Loan Trust, Series 2004-2F, Class 11A1, 7.00%, 9/25/19	93,698
133,697	Harborview Mortgage Loan Trust, Series 2005-14, Class 3A1A, 5.30%, 12/19/35 (b)	110,031
374,146	Harborview Mortgage Loan Trust, Series 2004-10, Class 3A1B, 5.47%, 1/19/35 (b)	271,147
26,439	IMC Home Equity Loan Trust, Series 1998-1, Class A6, 7.02%, 6/20/29 (b)	26,407

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

November 30, 2008

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$293,234	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 3A, 4.59%, 8/25/34 (b)	$231,401
28,298	Indymac Index Mortgage Loan Trust, Series 2004-AR6, Class 3A2, 5.49%, 10/25/34 (b)	17,371
63,052	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 5.70%, 8/25/34 (b)	34,483
162,067	Indymac Index Mortgage Loan Trust, Series 2006-AR13, Class A1, 6.05%, 7/25/36 (b)	80,956
347,307	Indymac Index Mortgage Loan Trust, Series 2006-AR25, Class 4A2, 6.07%, 9/25/36 (b)	192,526
175,540	Indymac Index Mortgage Loan Trust, Series 2006-AR19, Class 1A2, 6.37%, 8/25/36 (b)	78,545
287,798	JP Morgan Adjustable Rate Mortgage Trust, Series 2005-A2, Class 3A1, 4.89%, 4/25/35 (b)	264,107
50,000	JP Morgan Adjustable Rate Mortgage Trust, Series 2005-A7, Class 1A2, 4.98%, 10/25/35 (b)	33,107
87,000	JP Morgan Adjustable Rate Mortgage Trust, Series 2005-A6, Class 3A2, 5.21%, 9/25/35 (b)	56,085
69,125	JP Morgan Adjustable Rate Mortgage Trust, Series 2006-A5, Class 3A4, 5.95%, 8/25/36 (b)	52,881
504,193	JP Morgan Alternative Loan Trust, Series 2006-A7, Class 2A8, 5.75%, 12/25/36	140,632
91,723	JP Morgan Mortgage Trust, Series 2005-A4, Class 3A1, 5.17%, 7/25/35 (b)	67,942
135,921	JP Morgan Mortgage Trust, Series 2006-S1, Class 3A3, 5.50%, 4/25/36	134,427
122,328	Lehman Mortgage Trust, Series 2005-2, Class 2A3, 5.50%, 12/25/35	109,411
156,730	Lehman Mortgage Trust, Series 2005-3, Class 1A3, 5.50%, 1/25/36	147,464
128,451	Master Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, 4.54%, 4/21/34 (b)	98,299
21,612	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34	18,850
955,976	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34 (c)	726,541
63,717	Master Alternative Loans Trust, Series 2004-1, Class 3A1, 7.00%, 1/25/34	47,051
26,422	Master Alternative Loans Trust, Series 2004-3, Class 8A1, 7.00%, 4/25/34	23,474
21,625	Master Asset Securitization Trust, Series 2003-4, Class 2A2, 5.00%, 5/25/18	21,269
402,330	Master Asset Securitization Trust, Series 2003-11, Class 7A6, 5.25%, 2/25/15	389,786
306,908	Master Asset Securitization Trust, Series 2002-8, Class 1A2, 5.25%, 12/25/17	306,135
328,244	Master Asset Securitization Trust, Series 2003-8, Class 3A9, 5.25%, 9/25/33	312,402
145,241	Master Asset Securitization Trust, Series 2002-7, Class 1A1, 5.50%, 11/25/17	141,928
173,769	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18	172,846
151,088	Master Seasoned Securities Trust, Series 2005-1, Class 2A1, 6.20%, 9/25/17 (b)	142,259
86,081	Merrill Lynch Mortgage Investors Trust, Series 2004-A2, Class 1A, 4.79%, 7/25/34 (b)	67,456
13,314	Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class 2A2, 4.85%, 2/25/34 (b)	11,217
2,024	Merrill Lynch Mortgage Investors, Inc., Series 1998-C1, Class A2, 6.48%, 11/15/26	2,016
158,601	MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2, 4.70%, 12/25/34 (b)	101,677
288,928	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 3A, 4.57%, 8/25/34 (b)	202,672
156,715	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 2A2, 4.89%, 8/25/34 (b)	77,601
1,549,649	Morgan Stanley Mortgage Loan Trust, Series 2004-4, Class 2A, 6.37%, 9/25/34 (b)	1,391,295
155,456	Nomura Asset Acceptance Corp., Series 2005-AR4, Class 3A1, 5.38%, 8/25/35 (b)	77,800
635,000	Nomura Asset Acceptance Corp., Series 2006-AF2, Class 1A3, 6.22%, 8/25/36	338,569
9,191	Nomura Asset Securities Corp., Series 1998-D6, Class A1B, 6.59%, 3/15/30	9,154
602,069	Prime Mortgage Trust, Series 2004-CL1, Class 2A1, 5.00%, 2/25/19	552,734
120,000	RAAC, Series 2005-SP1, Class 2A7, 5.25%, 9/25/34	108,286
225,210	RAAC, Series 2004-SP2, Class A1, 5.96%, 1/25/17 (b)	203,258

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

November 30, 2008

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$284,383	Residential Accredit Loans, Inc., Series 2002-QS19, Class A5, 4.20%, 12/25/32	$248,493
100,000	Residential Accredit Loans, Inc., Series 2004-QS8, Class A2, 5.00%, 6/25/34	88,298
193,601	Residential Accredit Loans, Inc., Series 2003-QS17, Class NB1, 5.25%, 9/25/33	178,214
380,934	Residential Accredit Loans, Inc., Series 2004-QA4, Class NB21, 5.33%, 9/25/34 (b)	213,731
94,855	Residential Accredit Loans, Inc., Series 2006-QA1, Class A21, 5.95%, 1/25/36 (b)	40,809
247,023	Residential Accredit Loans, Inc., Series 2006-QS6, Class 1A2, 6.00%, 6/25/36	169,125
130,170	Residential Accredit Loans, Inc., Series 2002-QS8, Class A5, 6.25%, 6/25/17	127,770
98,613	Residential Accredit Loans, Inc., Series 2001-QS16, Class A2, 6.25%, 11/25/31	94,302
21,532	Residential Accredit Loans, Inc., Series 2001-QS18, Class A1, 6.50%, 12/25/31	20,483
883,180	Residential Asset Mortgage Products, Inc., Series 2002-RS2, Class AI5, 6.03%, 3/25/32	749,871
337,765	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 6.14%, 9/25/33	179,682
200,310	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	202,270
116,063	Residential Asset Securitization Trust, Series 2003-A12, Class A1, 5.00%, 11/25/18	109,689
165,553	Residential Asset Securitization Trust, Series 2006-A9CB, Class A5, 6.00%, 9/25/36	134,369
193,405	Residential Asset Securitization Trust, Series 2007-A5, Class 2A3, 6.00%, 5/25/37	139,009
156,410	Residential Asset Securitization Trust, Series 2001-KS2, Class AI6, 6.49%, 10/25/30 (b)	125,184
278,605	Residential Funding Mortgage Securities I, Series 2003-S11, Class A1, 2.50%, 6/25/18	265,590
991,109	Residential Funding Mortgage Securities I, Series 2004-HS1, Class AI6, 3.64%, 3/25/34	647,074
276,715	Residential Funding Mortgage Securities I, Series 2002-S20, Class A1, 4.00%, 12/25/17	279,405
541,977	Residential Funding Mortgage Securities I, Series 2003-S2, Class A8, 4.75%, 2/25/33	537,854
111,214	Residential Funding Mortgage Securities I, Series 2002-S17, Class A1, 5.00%, 11/25/17	107,918
69,890	Residential Funding Mortgage Securities I, Series 2003-S6, Class A1, 5.00%, 4/25/18	66,297
343,512	Residential Funding Mortgage Securities I, Series 2004-S4, Class 1A5, 5.25%, 4/25/34	294,459
440,356	Residential Funding Mortgage Securities I, Series 2004-S6, Class 1A4, 5.50%, 6/25/34	433,873
259,599	Residential Funding Mortgage Securities I, Series 2005-S4, Class A1, 5.50%, 5/25/35	216,775
273,445	Residential Funding Mortgage Securities I, Series 2005-S7, Class A1, 5.50%, 11/25/35	230,896
285,469	Residential Funding Mortgage Securities I, Series 2003-S9, Class A1, 6.50%, 3/25/32	270,571
345,956	Residential Funding Securities Corp., Series 2002-RM1, Class AI1, 5.50%, 12/25/17	349,838
545,000	Soundview Home Equity Loan Trust, Series 2005-B, Class M2, 5.73%, 5/25/35	233,237
60,170	SSB RV Trust, Series 2001-1, Class A5, 6.30%, 4/15/16	60,036
165,197	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 1A2, 5.14%, 11/25/34 (b)	86,484
204,336	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 1A, 5.19%, 6/25/34 (b)	141,227
182,330	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 1A2, 5.23%, 12/25/34 (b)	99,520
111,194	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 1A2, 5.25%, 12/25/35 (b)	61,269
13,634	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 3A1, 5.40%, 2/25/34 (b)	9,281
783,864	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class 1A1, 5.46%, 4/25/34 (b)	411,016
83,093	Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 1A1, 5.01%, 12/27/35 (b)	62,216
503,787	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29	502,636

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

November 30, 2008

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$112,877	Structured Asset Securities Corp., Series 2003-24A, Class 1A3, 5.00%, 7/25/33 (b)	$80,403
356,243	Structured Asset Securities Corp., Series 2003-21, Class 1A3, 5.50%, 7/25/33	332,812
1,709,032	Structured Asset Securities Corp., Series 2005-5, Class 2A1, 5.50%, 4/25/35 (c)	1,521,039
488,752	Structured Asset Securities Corp., Series 2004-20, Class 4A1, 6.00%, 11/25/34	426,284
322,709	Structured Asset Securities Corp., Series 2002-3, Class 2A2, 6.50%, 3/25/32	313,408
4,000	Structured Mortgage Asset Residential Trust, Series 1992-12B, Class G, 7.60%, 1/25/24	3,662
3,551	Summit Mortgage Trust, Series 2001-1, Class B1, 6.72%, 12/28/12 (b)	3,551
637,074	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.32%, 8/20/35 (b)	357,844
53,595	WAMU Mortgage Pass-Through Certificates, Series 2004-AR10, Class A1B, 3.80%, 7/25/44 (b)	44,204
678,684	WAMU Mortgage Pass-Through Certificates, Series 2003-S8, Class A4, 4.50%, 9/25/18	586,081
45,925	WAMU Mortgage Pass-Through Certificates, Series 2003-S2, Class A2, 5.00%, 5/25/18	45,274
344,803	WAMU Mortgage Pass-Through Certificates, Series 2003-S10, Class A2, 5.00%, 10/25/18	334,890
299,386	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32	272,976
80,220	Washington Mutual, Series 2004-AR3, Class A2, 4.24%, 6/25/34 (b)	56,697
115,848	Washington Mutual, Series 2003-S7, Class A1, 4.50%, 8/25/18	110,019
97,420	Washington Mutual, Series 2003-S13, Class 21A1, 4.50%, 12/25/18	92,518
169,084	Washington Mutual, Series 2003-S3, Class 1A46, 5.00%, 6/25/33	168,007
15,649	Washington Mutual, Series 2002-S8, Class 2A7, 5.25%, 1/25/18	15,449
41,318	Washington Mutual, Series 2006-AR8, Class 1A1, 5.88%, 8/25/46 (b)	35,095
1,114,820	Washington Mutual, Series 2004-S3, Class 3A1, 6.00%, 7/25/34	1,067,740
950,486	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A1, 5.65%, 11/25/36	747,198
405,872	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR12, Class 1A1, 4.83%, 10/25/35 (b)	317,201
1,102,386	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8, Class A2, 5.87%, 10/25/36	1,106,695
215,567	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A2, 5.93%, 9/25/36 (b)	181,276
100,553	Washington Mutual Mortgage Pass-Through Trust, Series 2003-MS6, Class 3A1, 4.55%, 5/25/33	96,413
475,718	Washington Mutual Mortgage Pass-Through Trust, Series 2002-MS8, Class 2A1, 5.25%, 12/25/17	464,949
246,929	Washington Mutual Mortgage Pass-Through Trust, Class 2002-MS7, Series 2A1, 5.50%, 10/25/17	244,697
206,401	Washington Mutual Mortgage Pass-Through Trust, Series 2002-MS2, Class 2A1, 6.00%, 4/25/17	206,086
60,837	Washington Mutual Mortgage Pass-Through Trust, Series 2006-5, Class 3A1A, 6.25%, 7/25/36	60,497
168,736	Wells Fargo Alternative Loan Trust, Series 2005-1, Class 2A3, 5.50%, 2/25/35	129,084
20,687	Wells Fargo Mortgage Backed Securities, Series 2005-AR10, Class 2A19, 3.62%, 6/25/35 (b)	20,090
103,669	Wells Fargo Mortgage Backed Securities, Series 2004-EE, Class 3A1, 4.38%, 12/25/34 (b)	81,079
165,527	Wells Fargo Mortgage Backed Securities, Series 2004-H, Class A1, 4.53%, 6/25/34 (b)	121,746
315,286	Wells Fargo Mortgage Backed Securities, Series 2005-AR1, Class 1A1, 4.54%, 2/25/35 (b)	197,322
100,000	Wells Fargo Mortgage Backed Securities Trust, Series 2004-S, Class A5, 3.73%, 9/25/34 (b)	97,059
68,059	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR9, Class 3A1, 4.39%, 5/25/35 (b)	49,999
441,096	Wells Fargo Mortgage Backed Securities Trust, Series 2003-1, Class 1A4, 5.00%, 2/25/18	408,653
184,195	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 1A1, 5.13%, 10/25/35 (b)	139,791

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Concluded

November 30, 2008

(Unaudited)

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$82,979	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A4, 5.24%, 4/25/36 (b)	$59,772
127,202	Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 3A1, 5.25%, 1/25/20	121,756
148,034	Wells Fargo Mortgage Backed Securities Trust, Series 2003-9, Class 1A12, 5.25%, 8/25/33	141,243
48,569	Wells Fargo Mortgage Backed Securities Trust, Series 2003-4, Class A15, 5.50%, 6/25/33	47,939
234,877	Wells Fargo Mortgage Backed Securities Trust, Series 2003-17, Class 2A4, 5.50%, 1/25/34	222,166
67,710	Wells Fargo Mortgage Backed Securities Trust, Series 2004-I, Class 1A1, 5.52%, 7/25/34 (b)	50,558

Total Mortgage Backed Securities		52,735,375

Corporate Bonds (4.8%)
Financial Services (4.8%)
225,000	Genworth Global Funding, 2.20%, 11/27/09 (b)	176,390
2,000,000	Lehman Brothers Holdings, 6.00%, 7/19/12 (d)	200,000
1,500,000	Preferred Term Securities IV, 4.91%, 6/24/34, Callable 6/24/09 @ 100 (b) (e)	806,250
500,000	Preferred Term Securities IX, 5.28%, 4/3/33, Continuously Callable @ 100 (a) (b)	199,250
688,757	Preferred Term Securities V, 5.58%, 4/3/32, Continuously Callable @ 100 (b) (e)	309,940
957,747	Preferred Term Securities XXIII, 6.15%, 12/22/36 (a)	814,085
2,520,275	Taberna Preferred Funding Ltd., Series 2006-5A, Class A3, 4.31%, 8/5/36 (a) (b)	252,028

Total Corporate Bonds		2,757,943

U.S. Government Agency Securities (0.0%)
26,250	Federal Home Loan Bank, 5.00%, 2/26/09, Continuously Callable @ 100 (b)	26,504

Total U.S. Government Agency Securities		26,504

Investments in Affiliates (1.5%)
830,172	American Performance Cash Management Fund	830,172

Total Investments in Affiliates		830,172

Total Investments (Cost $75,829,805)(f) —101.0%		57,861,977
Liabilities in excess of other assets — (1.0)%		(593,263)

Net Assets — 100.0%		$57,268,714

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.
(b)	Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2008. The date presented reflects the final maturity date.
(c)	Security was fair valued at November 30, 2008, using procedures approved by the Board of Trustees.
(d)	Issuer has defaulted on the payment of interest.
(e)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(f)	Represents cost for financial reporting purposes.

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments

November 30, 2008

(Unaudited)

Principal Amount	Security Description	Value
Asset Backed Securities (2.3%)
$79,851	ACLC Business Loan Receivables, Series 1998-2, Class A3, 6.69%, 4/15/20 (a)	$78,630
159,564	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21 (a)	156,756
750,000	Alesco Preferred Funding Ltd., Series 15A, Class C2, 6.05%, 12/23/37 (a)	210,000
224,975	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12 (a)	214,267
138,166	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.89%, 12/25/34 (b)	134,354
87,781	Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10 (a)	86,045
11,637	PSB Lending Home Loan Owner Trust, Series 1997-4, Class M1, 8.38%, 5/20/24	11,473

Total Asset Backed Securities		891,525

Mortgage Backed Securities (65.9%)
167,265	American Home Mortgage Investment Trust, Series 2005-2, Class 5A1, 5.06%, 9/25/35	115,950
122,375	Banc of America Alternative Loan Trust, Series 2005-9, Class 5A1, 5.50%, 10/25/20	93,884
236,898	Banc of America Alternative Loan Trust, Series 2005-5, Class 2CB1, 6.00%, 6/25/35	159,240
223,099	Banc of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	117,755
4,488	Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A2, 4.04%, 11/10/39	4,438
53,714	Banc of America Funding Corp., Series 2004-B, Class 5A1, 5.22%, 11/20/34 (b)	28,522
257,732	Banc of America Funding Corp., Series 2003-1, Class A1, 6.00%, 5/20/33	250,563
129,698	Banc of America Mortgage Securities, Series 2003-9, Class 3A1, 5.00%, 12/25/18	124,672
57,873	Banc of America Mortgage Securities, Series 2003-1, Class 2A2, 5.25%, 2/25/18	59,197
196,664	Banc of America Mortgage Securities, Series 2004-8, Class 3A1, 5.25%, 10/25/19	190,211
282,000	Banc of America Mortgage Securities, Series 2004-4, Class 2A2, 5.50%, 5/25/34	209,397
811,948	Bear Stearns Alternative-A Trust, Series 2007-2, Class 2A1, 5.58%, 4/25/37 (b)	358,984
161,645	Bear Stearns Mortgage Trust, Series 2003-7, Class 4A, 4.91%, 10/25/33 (b)	114,273
142,439	Bear Stearns Mortgage Trust, Series 2004-9, Class 12A3, 4.96%, 11/25/34 (b)	78,946
102,769	Chase Mortgage Finance Corp., Series 2003-S2, Class A1, 5.00%, 3/25/18	99,815
39,783	Chase Mortgage Finance Corp., Series 2004-S1, Class A3, 5.50%, 2/25/19	38,478
218,045	Chase Mortgage Finance Corp., Series 2007-S2, Class 2A1, 5.50%, 3/25/37	160,740
359,656	Chaseflex Trust, Series 2005-1, Class 2A4, 5.50%, 2/25/35	273,700
236,471	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35	158,953
1,145,424	Citi Mortgage Alternative Loan Trust, Series 2007-A2, Class 1A5, 6.00%, 2/25/37 (c)	790,343
496,105	Citicorp Mortgage Securities, Inc., Series 2004-9, Class 1A9, 5.25%, 12/25/34	458,490
36,530	Citicorp Mortgage Securities, Inc., Series 2003-9, Class A14, 5.50%, 10/25/33	36,526
149,648	Citigroup Mortgage Loan Trust, Inc., Series 2003-UST1, Class A1, 5.50%, 12/25/18	143,241
164,566	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	155,978
42,088	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A3, 6.75%, 7/25/34	38,714
29,987	Countrywide Alternative Loan Trust, Series 2003-12CB, Class 2A1, 5.00%, 7/25/18	27,925
141,751	Countrywide Alternative Loan Trust, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19	122,083
227,565	Countrywide Alternative Loan Trust, Series 2003-J7, Class 2A3, 5.00%, 8/25/33	216,911
105,000	Countrywide Alternative Loan Trust, Series 2003-13T1, Class A7, 5.00%, 8/25/33	67,694
147,259	Countrywide Alternative Loan Trust, Series 2005-3CB, Class 1A4, 5.25%, 3/25/35	113,197
425,383	Countrywide Alternative Loan Trust, Series 2005-9CB, Class 1A6, 5.50%, 5/25/35	249,355
425,747	Countrywide Alternative Loan Trust, Series 2005-57CB, Class 3A4, 5.50%, 12/25/35	321,644

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2008

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$149,869	Countrywide Alternative Loan Trust, Series 2004-J1, Class 1A1, 6.00%, 2/25/34	$130,714
66,914	Countrywide Alternative Loan Trust, Series 2004-5CB, Class 1A1, 6.00%, 5/25/34	58,115
161,801	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.00%, 10/25/34	141,121
131,464	Countrywide Alternative Loan Trust, Series 2005-53T2, Class 2A1, 6.00%, 11/25/35	108,947
369,369	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37 (c)	251,171
500,000	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A7, 6.00%, 5/25/37	293,560
146,736	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.25%, 12/25/33	144,600
197,329	Countrywide Home Loans, Series 2003-40, Class A5, 4.50%, 10/25/18	194,306
173,506	Countrywide Home Loans, Series 2004-12, Class 12A1, 4.71%, 8/25/34 (b)	110,172
141,183	Countrywide Home Loans, Series 2004-J6, Class 1A2, 5.25%, 8/25/24 (c)	121,417
88,438	Countrywide Home Loans, Series 2003-1, Class 1A10, 5.25%, 3/25/33	86,386
182,068	Countrywide Home Loans, Series 2004-2, Class 2A1, 5.27%, 2/25/34	139,221
70,150	Countrywide Home Loans, Series 2002-J5, Class 1A14, 5.75%, 1/25/33	69,994
80,677	Countrywide Home Loans, Series 2005-29, Class A1, 5.75%, 12/25/35	76,150
159,373	Countrywide Home Loans, Series 2002-22, Class A20, 6.25%, 10/25/32	140,746
550,000	Countrywide Home Loans, Series 2006-J4, Class A4, 6.25%, 9/25/36 (c)	357,500
600,000	Countrywide Home Loans, Series 2006-16, Class 3A4, 6.50%, 11/25/36	392,819
116,491	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 4A1, 5.00%, 2/25/19	96,833
56,716	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-21, Class 3A1, 5.50%, 8/25/33	56,095
75,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-5, Class 1A5, 5.75%, 9/25/34	61,772
132,989	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-29, Class 8A1, 6.00%, 11/25/18	115,534
210,828	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 8A1, 6.00%, 11/25/33	197,577
451,686	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2A2, 6.00%, 2/25/34	393,955
438,370	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-5, Class 7A1, 6.00%, 7/25/35	338,504
79,273	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33	66,391
215,000	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 6.27%, 6/25/36	153,274
5,419	Fannie Mae, Series 1992-45, Class F, 3.02%, 4/25/22 (b)	5,450
51,420	Fannie Mae, 4.09%, 9/1/33, Pool #739372 (b)	51,274
14,171	Fannie Mae, Series 2003-33, Class LD, 4.25%, 9/25/22	14,066
51,011	Fannie Mae, Series 2004-72, Class LA, 4.50%, 4/25/30	50,221
33,000	Fannie Mae, Series 2005-48, Class MD, 5.00%, 4/25/34	31,898
20,274	Fannie Mae, 5.38%, 7/1/23, Pool #224951 (b)	20,221
134,161	Fannie Mae, 5.38%, 4/1/32, Pool #638549 (b)	133,794
88,268	Fannie Mae, 5.49%, 1/1/37, Pool #906675 (b)	89,346
184	Fannie Mae, Series 2002-27, Class GC, 6.00%, 5/25/17	192
2,617	Fannie Mae, 6.00%, 4/1/35, Pool #735503	2,681
33,666	Fannie Mae, Series 1989-52, Class G, 6.08%, 8/25/19	35,155
19,537	Fannie Mae, Series 1990-89, Class K, 6.50%, 7/25/20	20,402
16,320	Fannie Mae, Series 2001-55, Class PC, 6.50%, 10/25/31	16,810
50,604	Fannie Mae, Series 2003-W2, Class 1A2, 7.00%, 7/25/42	51,790
3,597	Fannie Mae, Series 2002-T1, Class A3, 7.50%, 11/25/31	3,774
21,785	Fannie Mae, Series 1992-31, Class M, 7.75%, 3/25/22	23,919

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2008

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$16,495	Fannie Mae, Series D-32, Class L, 8.00%, 10/25/21	$17,847
2,595	Fannie Mae, Series G-32, Class N, 8.10%, 10/25/21	2,812
12,044	Fannie Mae, Series 1991-66, Class J, 8.13%, 6/25/21	13,180
5,443	Fannie Mae, Series 1991-18, Class H, 8.50%, 3/25/21	5,990
4,160	Fannie Mae, Series G-7, Class E, 8.90%, 3/25/21	4,580
1,757	Fannie Mae, Series 1990-62, Class G, 9.00%, 6/25/20	1,921
139,821	First Horizon Mortgage Pass-Through Trust, Series 2002-7, Class 2A2, 5.25%, 12/25/17	139,610
90,306	First Horizon Mortgage Pass-Through Trust, Series 2005-8, Class 2A1, 5.25%, 2/25/21	80,510
2,078	Freddie Mac, 3.30%, 3/15/22, Series 1222, Class P (b)	2,062
97,696	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	95,647
310,872	Freddie Mac, Series 2568, Class KA, 4.25%, 12/15/21	307,619
51,229	Freddie Mac, Series 2532, Class B, 5.00%, 9/15/16	51,749
74,939	Freddie Mac, Series 2556, Class TJ, 5.00%, 1/15/22	75,493
95,581	Freddie Mac, 5.43%, 8/1/34, Pool #755230 (b)	97,810
130,865	Freddie Mac, Series 2527, Class VU, 5.50%, 10/15/13	132,528
5,706	Freddie Mac, Series 2419, Class QL, 5.50%, 3/15/17	6,008
52,082	Freddie Mac, Series 2390, Class TA, 6.00%, 11/15/20	52,377
36,975	Freddie Mac, Series 1136, Class H, 6.00%, 9/15/21	38,095
58,000	Freddie Mac, Series 2470, Class LL, 6.00%, 7/15/32	59,805
76,536	Freddie Mac, Series 3129, Class LM, 6.00%, 9/15/32	77,829
489,308	Freddie Mac, Series 3352, Class DP, 6.13%, 7/15/36	497,642
21,000	Freddie Mac, Series 2403, Class LL, 6.25%, 1/15/32	21,657
44,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	45,439
78,992	Freddie Mac, 6.50%, 12/1/11, Pool #E20275	81,007
21,595	Freddie Mac, Series 1128, Class IB, 7.00%, 8/15/21	21,577
26,294	Freddie Mac, Series 1379, Class H, 7.00%, 10/15/22	28,134
19,541	Freddie Mac, Series 1714, Class K, 7.00%, 4/15/24	20,596
18,175	Freddie Mac, Series 1688, Class W, 7.25%, 3/15/14	19,419
9,803	Freddie Mac, Series 1052, Class G, 7.50%, 3/15/21	10,567
20,591	Freddie Mac, Series 1904, Class D, 7.50%, 10/15/26	21,574
8,605	Freddie Mac, Series 1119, Class H, 7.75%, 8/15/21	9,472
33,348	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22	35,996
46,832	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22	49,967
5,950	Freddie Mac, Series 138, Class E, 8.07%, 7/15/21	5,949
13,427	Freddie Mac, Series 1264, Class I, 8.30%, 4/15/22	13,675
12,559	Freddie Mac, 9.00%, 5/1/16, Pool #170164	13,626
12,339	Freddie Mac, 9.00%, 6/1/16, Pool #170171	13,392
14,475	Freddie Mac, 9.00%, 9/1/16, Pool #170192	15,745
7,859	Freddie Mac, 9.50%, 6/1/16, Pool #274005	8,674
19,721	GMAC Mortgage Corp. Loan Trust, Series 2003-J1, Class A3, 5.25%, 3/25/18	19,016
235,540	GMAC Mortgage Corp. Loan Trust, Series 2004-J5, Class A7, 6.50%, 1/25/35	218,537
1,874	Government National Mortgage Assoc., 6.00%, 1/15/09, Pool #371901	1,897
21,666	Government National Mortgage Assoc., Series 2003-18, Class KB, 6.00%, 7/20/31	21,798
30,775	Government National Mortgage Assoc., Series 2002-57, Class BA, 6.00%, 4/20/32	31,268
45,622	Government National Mortgage Assoc., 7.00%, 3/15/26, Pool #419128	47,263
584	Government National Mortgage Assoc., 7.00%, 3/20/27, Pool #2394	602
9,437	Government National Mortgage Assoc., Series 1996-20, Class D, 7.50%, 9/16/26	10,327
4,953	Government National Mortgage Assoc., 8.00%, 2/15/22, Pool #319029	5,307
17,570	Government National Mortgage Assoc., 8.00%, 5/15/23, Pool #343406	18,830
2,688	Government National Mortgage Assoc., 8.00%, 10/20/24, Pool #1884	2,871
649	Government National Mortgage Assoc., 8.00%, 2/20/26, Pool #2171	693
1,551	Government National Mortgage Assoc., 8.00%, 3/20/26, Pool #2187	1,657

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2008

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$5,554	Government National Mortgage Assoc., 8.00%, 4/20/26, Pool #2205	$5,932
27,476	Government National Mortgage Assoc., 8.00%, 5/20/26, Pool #2219	29,344
38,582	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	41,360
1,511	Government National Mortgage Assoc., 10.00%, 2/15/19, Pool #269976	1,775
62,418	GSR Mortgage Loan Trust, Series 2004-10F, Class 2A4, 5.00%, 8/25/19	59,375
167,104	GSR Mortgage Loan Trust, Series 2004-10F, Class 3A1, 5.50%, 8/25/19	161,621
20,690	GSR Mortgage Loan Trust, Series 2003-2F, Class 3A1, 6.00%, 3/25/32	18,926
95,067	HomeBanc Mortgage Trust, Series 2006-1, Class 1A1, 6.11%, 4/25/37 (b)	52,693
355,000	JP Morgan Mortgage Trust, Series 2005-A1, Class 3A4, 5.02%, 2/25/35 (b)	194,562
665,000	JP Morgan Mortgage Trust, Series 2005-A6, Class 3A3, 5.21%, 9/25/35 (b) (c)	452,200
130,000	JP Morgan Mortgage Trust, Series 2006-A6, Class 1A4L, 5.54%, 10/25/36 (b)	57,289
81,487	JP Morgan Mortgage Trust, Series 2006-A2, Class 2A1, 5.76%, 4/25/36 (b)	54,490
254,650	JP Morgan Mortgage Trust, Series 2004-S2, Class 4A5, 6.00%, 11/25/34	222,103
53,536	Master Alternative Loans Trust, Series 2004-13, Class 12A1, 5.50%, 12/25/19	44,820
114,579	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20	87,832
100,923	Master Alternative Loans Trust, Series 2004-1, Class 4A1, 5.50%, 2/25/34	87,456
161,943	Master Alternative Loans Trust, Series 2004-4, Class 1A1, 5.50%, 5/25/34	145,192
285,320	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	246,520
110,500	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34	85,327
36,786	Master Alternative Loans Trust, Series 2003-7, Class 6A1, 6.50%, 12/25/33	30,452
91,082	Master Alternative Loans Trust, Series 2004-4, Class 8A1, 6.50%, 5/25/34	75,399
127,742	Master Alternative Loans Trust, Series 2004-6, Class 6A1, 6.50%, 7/25/34	108,302
98,557	Master Asset Securitization Trust, Series 2002-7, Class 1A1, 5.50%, 11/25/17	96,308
340,577	Master Asset Securitization Trust, Series 2003-8, Class 1A1, 5.50%, 9/25/33	312,161
124,140	Merrill Lynch Mortgage Investors Trust, Series 2005-A8, Class A1C1, 5.25%, 8/25/36	111,198
171,050	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34	157,740
200,963	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.86%, 2/25/35	147,826
297,785	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 4.98%, 5/25/35	187,985
188,911	Nomura Asset Acceptance Corp., Series 2005-WF1, Class 2A5, 5.16%, 3/25/35	136,788
1,334,406	Nomura Asset Acceptance Corp., Series 2004-AP2, Class A6, 5.60%, 7/25/34	1,158,601
145,000	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36	116,864
93,430	Ocwen Residential MBS Corp., Series 1998-R1, Class B1, 7.00%, 10/25/40	85,955
107,968	Park Place Securities, Inc., Series 2005-WHQ4, Class A2C, 1.65%, 9/25/35 (b)	102,619
35,062	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.00%, 2/25/34	32,334
225,210	RAAC, Series 2004-SP2, Class A1, 5.96%, 1/25/17 (b)	203,258
112,316	Residential Accredit Loans, Inc., Series 2003-QS18, Class A1, 5.00%, 9/25/18	105,717
175,846	Residential Accredit Loans, Inc., Series 2003-QS1, Class A1, 5.00%, 1/25/33	155,845
59,371	Residential Accredit Loans, Inc., Series 2003-QS17, Class NB1, 5.25%, 9/25/33	54,652
109,656	Residential Accredit Loans, Inc., Series 2005-QS2, Class A1, 5.50%, 2/25/35	85,912
133,819	Residential Accredit Loans, Inc., Series 2006-QS18, Class 3A3, 5.75%, 12/25/21	114,632

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2008

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$266,552	Residential Accredit Loans, Inc., Series 2004-QS2, Class CB, 5.75%, 2/25/34	$165,846
131,554	Residential Accredit Loans, Inc., Series 2002-QS19, Class A8, 6.00%, 12/25/32	119,893
114,000	Residential Asset Loans, Inc, Series 2006-QS12, Class 1A2, 6.50%, 9/25/36	42,397
70,000	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36	34,107
276,164	Residential Asset Mortgage Products, 7.00%, 2/25/32	231,546
225,177	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 6.14%, 9/25/33	119,788
132,073	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	133,365
193,706	Residential Asset Securitization Trust, Series 2005-A14, Class A5, 5.50%, 12/25/35	118,162
297,081	Residential Asset Securitization Trust, Series 2006-A8, Class 1A1, 6.00%, 8/25/36	134,131
594,665	Residential Funding Mortgage Securities I, Series 2004-HS1, Class AI6, 3.64%, 3/25/34	388,244
128,003	Residential Funding Mortgage Securities I, Series 2003-S12, Class 2A1, 4.00%, 12/25/32	113,933
89,035	Residential Funding Mortgage Securities I, Series 2004-S5, Class 2A1, 4.50%, 5/25/19	83,665
182,792	Residential Funding Mortgage Securities I, Series 2003-S2, Class A8, 4.75%, 2/25/33	181,401
255,810	Residential Funding Mortgage Securities I, Series 2003-S1, Class A1, 5.00%, 1/25/18	245,898
72,515	Residential Funding Mortgage Securities I, Series 2003-S5, Class 1A1, 5.00%, 11/25/18	69,834
230,637	Residential Funding Securities Corp., Series 2002-RM1, Class AI1, 5.50%, 12/25/17	233,225
62,509	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29	62,366
186,646	Structured Asset Securities Corp., Series 2003-20, Class 2A4, 4.50%, 7/25/18	172,552
196,085	Structured Asset Securities Corp., Series 2003-1, Class 1A3, 5.25%, 2/25/18	180,502
17,000	Structured Asset Securities Corp., Series 2002-15, Class A4, 6.00%, 8/25/32	15,529
170,435	Structured Asset Securities Corp., Series 2004-20, Class 5A1, 6.25%, 11/25/34	147,926
27,484	Structured Asset Securities Corp., Series 2002-3, Class A4, 6.40%, 3/25/32	22,707
142,284	Structured Asset Securities Corp., Series 2002-6, Class 1A5, 6.50%, 4/25/32	142,043
1,186	Structured Asset Securities Corp., Series 1997-2, Class 2A4, 7.25%, 3/28/30	1,232
294,601	Structured Mortgage Loan, Series 2004-3AC, Class A1, 4.94%, 3/25/34 (b)	159,074
69,009	Union Planters Mortgage Finance Corp., Series 2000-1, Class A1, 7.70%, 12/25/24	75,000
318,537	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.32%, 8/20/35 (b)	178,922
249,083	Washington Mutual, Series 2003-S6, Class 2A3, 4.75%, 7/25/18	240,901
34,579	Washington Mutual, Series 2003-S11, Class 1A, 5.00%, 11/25/33	32,040
20,290	Washington Mutual, Series 2003-S3, Class 1A31, 5.25%, 6/25/33	20,170
1,699,266	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5, Class B14, 5.50%, 7/25/35	1,298,149
291,161	Washington Mutual MSC Mortgage, Series 2002-MS6, Class 3A1, 6.50%, 9/25/32	281,502
10,424	Washington Mutual MSC Mortgage, Series 2004-RA1, Class 2A, 7.00%, 3/25/34	9,261
232,157	Washington Mutual Pass-Through Certificates, Series 2005-6, Class 1CB, 6.50%, 8/25/35	157,359
250,000	Wells Fargo Mortgage Backed Securities, Series 2003-10, Class A3, 4.50%, 9/25/18	224,098
109,021	Wells Fargo Mortgage Backed Securities, Series 2003-14, Class 1A1, 4.75%, 12/25/18	106,978
43,431	Wells Fargo Mortgage Backed Securities Trust, Series 2004-E, Class A1, 4.87%, 5/25/34 (b)	31,180
514,612	Wells Fargo Mortgage Backed Securities Trust, Series 2003-1, Class 1A4, 5.00%, 2/25/18	476,762
194,120	Wells Fargo Mortgage Backed Securities Trust, Series 2005-13, Class A1, 5.00%, 11/25/20	180,775
451,751	Wells Fargo Mortgage Backed Securities Trust, Series 2006-3, Class A9, 5.50%, 3/25/36	400,087

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2008

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$335,000	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7, Class A48, 6.00%, 6/25/37	$228,642

Total Mortgage Backed Securities		25,695,889

Corporate Bonds (16.2%)
Diversified Manufacturing Operations (2.9%)
1,250,000	General Electric Co., 5.25%, 12/6/17	1,145,437

Financial Services (7.7%)
650,000	ALESCO Preferred Funding Ltd., Series 15A, Class C1, 4.36%, 12/23/37 (a) (b)	182,000
1,000,000	American General Finance, 6.90%, 12/15/17	413,094
75,000	Household Finance Corp., 6.60%, 6/15/11	73,399
50,000	Household Finance Corp., 6.80%, 5/15/11	48,941
500,000	I-Preferred Term Securities, 4.91%, 12/11/32, Continuously Callable @ 100 (a) (b)	171,250
500,000	Preferred Term Securities IX, 5.28%, 4/3/33, Continuously Callable @ 100 (a) (b)	199,250
500,000	Preferred Term Securities XI, 4.42%, 9/24/33, Continuously Callable @ 100 (a) (b)	141,500
957,747	Preferred Term Securities XXIII, 6.15%, 12/22/36 (a) (b)	814,085
985,786	Preferred Term Securities XXVI, 3.27%, 3/22/38 (b) (d)	393,082
989,231	Preferred Term Securities XXVI, 6.19%, 9/22/37, Continuously Callable @ 100 (b) (d)	363,543
2,100,229	Taberna Preferred Funding Ltd., Series 2006-5A, Class A3, 4.31%, 8/5/36 (a) (b)	210,023

		3,010,167

Security Brokers & Dealers (4.2%)
200,000	Bear Stearns Co., Inc., 5.00%, 6/27/18 (b)	176,076
1,065,000	Bear Stearns Co., Inc., 5.55%, 1/22/17	940,103
250,000	Goldman Sachs Group, Inc., 6.13%, 2/15/33	183,032
1,100,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17 (e)	110
365,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	336,078

		1,635,399

Telecommunications (0.7%)
50,000	Qwest Corp., 6.88%, 9/15/33, Continuously Callable @ 100 *	34,516
250,000	Southwestern Bell Telephone Co., 6.29%, 9/29/10	247,410

		281,926

Telecommunications - Services & Equipment (0.7%)
250,000	Verizon Communications, 8.75%, 11/1/18	250,064

Total Corporate Bonds		6,322,993

Taxable Municipal Bonds (2.8%)
Georgia (2.6%)
1,000,000	Atlanta & Fulton County Georgia Recreational Authority Revenue, Downtown Arena Project, 7.00%, 12/1/28, Callable 12/1/08 @ 101, Insured by: FSA *	1,011,050

Wisconsin (0.2%)
100,000	Wisconsin State, GO, Series D, 6.90%, 11/1/11, Callable 11/9/09 @ 100, Enhanced by : Loc *	101,147

Total Taxable Municipal Bonds		1,112,197

U.S. Government Agency Securities (5.6%)
	Fannie Mae
223,000	4.13%, 12/26/18, Callable 12/26/08 @ 100 (b)	223,400
1,000,000	5.00%, 7/28/10 (b)	1,044,683
16,000	5.00%, 9/30/19, Continuously Callable @ 100 (b)	16,011
285,000	5.75%, 11/5/18, Continuously Callable @ 100 (b)	285,234
	Federal Home Loan Bank
150,000	4.50%, 12/26/08, Continuously Callable @ 100 (b)	150,182
100,000	5.00%, 4/29/09 (b)	101,686
	Freddie Mac
85,000	4.50%, 2/15/17, Continuously Callable @ 100 (b)	85,011
200,000	5.00%, 6/25/18, Continuously Callable @ 100 (b)	200,037
58,000	5.00%, 3/28/19, Continuously Callable @ 100 (b)	58,012
25,000	5.00%, 4/15/19, Continuously Callable @ 100 (b)	25,005

Total U.S. Government Agency Securities		2,189,261

U.S. Treasury Obligations (2.2%)
700,000	U.S. Treasury Bond, 5.50%, 8/15/28	869,094

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Concluded

November 30, 2008

(Unaudited)

Shares or Principal Amount	Security Description	Value
U.S. Treasury Obligations, continued:
$5,000	U.S. Treasury Note, 3.13%, 4/15/09	$5,050

Total U.S. Treasury Obligations		874,144

U.S. Treasury Inflation Protected Securities (6.0%)
2,200,000	U.S. Treasury Inflation Indexed Bond, 2.00%, 1/15/14	2,345,457

Total U.S. Treasury Inflation Protected Securities		2,345,457

Investments in Affiliates (2.4%)
919,704	American Performance Cash Management Fund	919,704

Total Investments in Affiliates		919,704

Total Investments (Cost $51,459,240)(f) —103.4%		40,351,170
Liabilities in excess of other assets — (3.4)%		(1,330,828)

Net Assets — 100.0%		$39,020,342

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.
(b)	Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2008. The date presented reflects the final maturity date.
(c)	Security was fair valued at November 30, 2008, using procedures approved by the Board of Trustees.
(d)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(e)	Issuer has defaulted on the payment of interest.
(f)	Represents cost for financial reporting purposes.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
FSA	Financial Security Assurance
GO	General Obligations Bond

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Bond Fund

Schedule of Portfolio Investments

November 30, 2008

(Unaudited)

Principal Amount	Security Description	Value
Asset Backed Securities (3.0%)
$39,925	ACLC Business Loan Receivables, Series 1998-2, Class A3, 6.69%, 4/15/20 (a)	$39,315
150,178	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21 (a)	147,535
750,000	Alesco Preferred Funding Ltd., Series 15A, Class C2, 6.05%, 12/23/37 (a)	210,000
160,696	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12 (a)	153,048
163,472	Bear Stearns Asset Backed Securities, Inc., Series 2003-AC7, Class A1, 5.00%, 1/25/34	135,815
262,516	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.89%, 12/25/34 (b)	255,272
57,058	Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10 (a)	55,929

Total Asset Backed Securities		996,914

Mortgage Backed Securities (56.0%)
139,826	ABN AMRO Mortgage Corp., Series 2003-7, Class A2, 5.00%, 7/25/18	134,408
122,300	Banc of America Alternative Loan Trust, Series 2005-9, Class 1CB3, 5.50%, 10/25/35	101,727
114,524	Banc of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	60,447
95,000	Banc of America Funding Corp., Series 2005-3, Class 1A9, 5.25%, 6/25/35	56,022
58,197	Banc of America Funding Corp., Series 2003-1, Class A1, 6.00%, 5/20/33	56,579
92,000	Banc of America Mortgage Securities, Series 2004-3, Class 1A3, 5.50%, 4/25/34	59,674
54,000	Banc of America Mortgage Securities, Series 2004-4, Class 2A2, 5.50%, 5/25/34	40,097
158,035	Bank of America Mortgage Securities, Series 2003-6, Class 1A36, 5.25%, 8/25/33	144,761
240,000	Bank of America Mortgage Securities, Series 2004-7, Class 2A2, 5.75%, 8/25/34	232,248
198,449	Bear Stearns Alternative-A Trust, Series 2006-6, Class 32A1, 5.76%, 11/25/36 (b)	82,873
59,204	Chase Mortgage Finance Corp., Series 2003-S2, Class A1, 5.00%, 3/25/18	57,502
5,431	Chase Mortgage Finance Corp., Series 2005-S1, Class 1A9, 5.50%, 5/25/35	3,536
36,200	Chase Mortgage Finance Corp., Series 2005-S2, Class A25, 5.50%, 10/25/35	25,594
414,178	Chase Mortgage Finance Corp., Series 2003-S15, Class 1A3, 6.00%, 1/25/34	369,799
79,317	Chase Mortgage Finance Corp., Series 2002-S4, Class A23, 6.25%, 3/25/32	79,261
5,293	Chase Mortgage Finance Corp., Series 2002-S8, Class 2A1, 6.50%, 8/25/29	5,049
525,000	Chaseflex Trust, Series 2006-2, Class A5, 5.99%, 9/25/36	413,911
141,883	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35	95,372
93,927	Chaseflex Trust, Series 2007-1, Class 1A3, 6.50%, 2/25/37	53,725
248,052	Citicorp Mortgage Securities, Inc., Series 2004-9, Class 1A9, 5.25%, 12/25/34	229,245
12,000	Citicorp Mortgage Securities, Inc., Series 2003-11, Class 2A11, 5.50%, 12/25/33	9,220
100,000	Citicorp Mortgage Securities, Inc., Series 2006-3, Class 1A2, 6.25%, 6/25/36	57,857
447,539	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	424,183
100,000	Countrywide Alternative Loan Trust, Series 2005-J3, 2A12, 5.50%, 5/25/35	72,386
253,000	Countrywide Alternative Loan Trust, Series 2005-46CB, Class A3, 5.50%, 10/25/35	118,959
785,046	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36 (c)	549,532
69,869	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.00%, 10/25/34	60,939
100,000	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 1A4, 6.00%, 4/25/36	61,972
750,000	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A7, 6.00%, 5/25/37	440,340
560,000	Countrywide Alternative Loan Trust, Series 2006-36T2, Class 2A4, 6.25%, 12/25/36	295,634
228,436	Countrywide Home Loans, Series 2003-40, Class AS, 4.50%, 10/25/18	181,990
246,123	Countrywide Home Loans, Series 2003-34, Class A11, 5.25%, 9/25/33	188,162
108,000	Countrywide Home Loans, Series 2003-34, Class A15, 5.25%, 9/25/33	77,598

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2008

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$15,000	Countrywide Home Loans, Series 2003-1, Class 1A2, 5.50%, 3/25/33	$11,750
112,000	Countrywide Home Loans, Series 2003-14, Class A4, 5.50%, 6/25/33	80,527
44,271	Countrywide Home Loans, Series 2003-J6, Class 1A1, 5.50%, 8/25/33	41,463
66,658	Countrywide Home Loans, Series 2003-28, Class A8, 5.50%, 8/25/33	52,154
10,000	Countrywide Home Loans, Series 2004-4, Class A24, 5.50%, 5/25/34	8,304
23,000	Countrywide Home Loans, Series 2004-8, Class 1A3, 5.50%, 7/25/34	17,513
250,000	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35	172,421
112,168	Countrywide Home Loans, Series 2005-12, Class 2A9, 5.50%, 5/25/35	80,104
113,499	Countrywide Home Loans, Series 2004-18, Class A1, 6.00%, 10/25/34	99,221
118,001	Countrywide Home Loans, Series 2004-21, Class A10, 6.00%, 11/25/34	102,919
325,113	Countrywide Home Loans, Series 2006-1, Class A2, 6.00%, 3/25/36	215,286
655,464	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37	475,595
400,000	Countrywide Home Loans, Series 2006-16, Class 3A4, 6.50%, 11/25/36	261,879
43,527	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-11, Class 1A3, 4.50%, 6/25/33	43,121
56,716	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-21, Class 3A1, 5.50%, 8/25/33	56,095
77,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-8, Class 1A5, 5.50%, 12/25/34	55,084
346,070	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 3A1, 6.00%, 10/25/35	215,321
131,521	Credit Suisse Mortgage Capital Certificate, Series 2006-8, Class 1A1, 4.50%, 10/25/21	109,121
7,511	Fannie Mae, 4.50%, 5/1/19, Pool #761398	7,551
386,603	Fannie Mae, 4.84%, 2/1/33, Pool #683235 (b)	388,478
4,028	Fannie Mae, 5.00%, 3/1/18, Pool #688031	4,106
11,323	Fannie Mae, 5.00%, 8/1/33, Pool #730856	11,424
11,548	Fannie Mae, 5.00%, 7/1/35, Pool #832198	11,637
7,941	Fannie Mae, 5.50%, 2/1/33, Pool #683351	8,098
3,062	Fannie Mae, 5.50%, 9/1/34, Pool #725773	3,118
41,899	Fannie Mae, 5.87%, 12/1/27, Pool #422279 (b)	41,530
78,955	Fannie Mae, Series 1998-36, Class ZB, 6.00%, 7/18/28	83,108
751,130	Fannie Mae, 6.00%, 2/1/32, Pool #634200	767,669
59,000	Fannie Mae, Series 2002-21, Class LL, 6.25%, 4/25/32	58,676
87,000	Fannie Mae, Series 1994-51, Class LL, 6.75%, 3/25/24	91,976
90,513	Fannie Mae, Series 1993-82, Class H, 7.00%, 5/25/23	97,297
8,707	Fannie Mae, Series 1997-42, Class EN, 7.25%, 7/18/27	9,003
89,449	Fannie Mae, Series 1991-171, Class J, 8.00%, 12/25/21	98,706
38,516	Fannie Mae Whole Loan, Series 2002-W11, Class AF5, 5.48%, 11/25/32	38,459
298,715	Fannie Mae Whole Loan, Series 2004-W3, Class A8, 5.50%, 5/25/34	262,749
195,183	Fannie Mae Whole Loan, Series 2003-W6, Class 6A, 5.64%, 8/25/42 (b)	174,266
80,000	First Horizon Mortgage Pass-Through Trust, Series 2003-8, Class 1A10, 5.25%, 10/25/33	63,588
4,468	First Nationwide Trust, Series 2001-3, Class 1A1, 6.75%, 8/21/31	4,463
97,696	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	95,647
117,282	Freddie Mac, Series 2728, Class HN, 4.50%, 1/15/19	114,764
51,000	Freddie Mac, Series 2994, Class NC, 5.00%, 10/15/28	50,694
47,189	Freddie Mac, 5.22%, 4/1/24, Pool #409624 (b)	47,097
27,698	Freddie Mac, Series 2610, Class VB, 5.50%, 7/15/24	28,403
37,877	Freddie Mac, Series 2148, Class ZA, 6.00%, 4/15/29	39,080
65,000	Freddie Mac, Series 3133, Class TD, 6.00%, 9/15/34	66,471
6,276	Freddie Mac, 6.00%, 7/1/35, Pool #A36085	6,417

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2008

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$59,244	Freddie Mac, 6.50%, 12/1/11, Pool #E20275	$60,755
138,246	Freddie Mac, Series 2036, Class PD, 6.50%, 3/15/28	145,237
89,563	Freddie Mac, Series 2278, Class H, 6.50%, 1/15/31	92,421
19,299	Freddie Mac, 6.50%, 2/1/36, Pool #G08113	19,886
98,000	Freddie Mac, Series 3180, Class DD, 6.50%, 2/15/36	95,864
11,806	Freddie Mac, Series 194, Class E, 7.00%, 9/15/21	12,625
141,443	Freddie Mac, Series 1688, Class W, 7.25%, 3/15/14	151,118
35,213	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22	38,009
2,039	Freddie Mac, Series 1255, Class H, 8.50%, 4/15/22	2,138
25,404	GMAC Mortgage Corp. Loan Trust, Series 2003-GH2, Class A4, 5.00%, 10/25/33	20,493
155,000	GMAC Mortgage Corp. Loan Trust, Series 2003-J6, Class A3, 5.50%, 10/25/33	129,096
21,039	Government National Mortgage Assoc., 7.00%, 9/15/23, Pool #347688	21,838
52,887	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #490215	54,639
25,038	Government National Mortgage Assoc., 7.50%, 11/15/23, Pool #354701	26,520
7,711	Government National Mortgage Assoc., 7.50%, 12/15/25, Pool #401510	8,169
4,585	Government National Mortgage Assoc., Series 1996-15, Class H, 7.50%, 8/16/26	5,019
26,368	Government National Mortgage Assoc., Series 1996-20, Class J, 7.50%, 9/20/26	27,944
14,798	Government National Mortgage Assoc., 8.00%, 5/15/26, Pool #428480	15,863
779	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	836
11,431	Government National Mortgage Assoc., 9.00%, 7/15/21, Pool #308511	12,427
1,862	Government National Mortgage Assoc., 10.50%, 11/15/15, Pool #268347	2,154
58,066	GSR Mortgage Loan Trust, Series 2002-3F, Class 1AA, 6.00%, 8/25/16	58,073
330,000	JP Morgan Alternative Loan Trust, Series 2006-S4, Class A6, 5.71%, 12/25/36	260,399
880,000	JP Morgan Mortgage Trust, Series 2005-A6, Class 2A4, 4.97%, 8/25/35 (b)	262,604
180,567	JP Morgan Mortgage Trust, Series 2006-A2, Class 3A2, 5.68%, 4/25/36 (b)	116,343
78,403	JP Morgan Mortgage Trust, Series 2006-A4, Class 3A1, 5.96%, 6/25/36 (b)	46,805
120,839	JP Morgan Mortgage Trust, Series 2004-S2, Class 4A5, 6.00%, 11/25/34	105,395
41,754	Master Alternative Loans Trust, Series 2004-13, Class 8A1, 5.50%, 1/25/25	34,956
194,914	Master Alternative Loans Trust, Series 2003-8, Class 3A1, 5.50%, 12/25/33	172,803
237,349	Master Alternative Loans Trust, Series 2005-3, Class 1A1, 5.50%, 4/25/35	174,115
435,000	Master Alternative Loans Trust, Series 2004-10, Class 5A6, 5.75%, 9/25/34	380,293
110,500	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34	85,327
356,651	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	308,151
132,188	Master Alternative Loans Trust, Series 2005-3, Class 7A1, 6.00%, 4/25/35	88,855
33,435	Master Alternative Loans Trust, Series 2003-7, Class 5A1, 6.25%, 11/25/33	28,409
87,488	Master Alternative Loans Trust, Series 2004-3, Class 2A1, 6.25%, 4/25/34	83,464
20,000	Master Asset Securitization Trust, Series 2003-8, Class 3A11, 5.25%, 9/25/33	18,201
157,020	Master Asset Securitization Trust, Series 2003-7, Class 1A1, 5.50%, 9/25/33	147,059
52,340	Master Asset Securitization Trust, Series 2003-7, Class 1A2, 5.50%, 9/25/33	49,020
225,000	Master Asset Securitization Trust, Series 2005-1, Class 2A4, 5.50%, 5/25/35	128,845
158,384	Master Asset Securitization Trust, Series 2004-3, Class 5A1, 6.25%, 1/25/32	146,951
155,195	MLCC Mortgage Investors, Inc., Series 2004-HB1, Class A3, 4.81%, 4/25/29 (b)	108,222
214,590	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34	197,892

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2008

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$85,605	Nomura Asset Acceptance Corp., Series 2003-A1, Class A2, 6.00%, 5/25/33	$74,663
1,000,000	Prime Mortgage Trust, Series 2005-4, Class 2A3, 5.50%, 10/25/35 (c)	550,000
740,585	RAAC, Series 2004-SP2, Class A22, 6.00%, 1/25/32	692,381
100,000	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36	48,724
88,048	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	88,910
750,000	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35 (c)	435,000
424,007	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36	331,092
68,425	Residential Funding Mortgage Securities, Inc., Series 2004-S8, Class A7, 5.50%, 9/25/34	65,084
57,837	Structured Adjustable Rate Mortgage Loan, Series 2006-5, Class 4A1, 5.91%, 6/25/36 (b)	27,809
489,879	Structured Asset Securities Corp., Series 2003-8, Class 1A2, 5.00%, 4/25/18	476,341
69,167	Structured Asset Securities Corp., Series 2005-6, Class 4A1, 5.00%, 5/25/35	62,705
278,294	Structured Asset Securities Corp., Series 2004-3, Class 3A1, 5.50%, 3/25/19	260,814
250,000	Structured Asset Securities Corp., Series 2005-3, Class 1A8, 5.75%, 3/25/35	198,054
49,000	Structured Asset Securities Corp., Series 2002-15, Class A4, 6.00%, 8/25/32	44,762
170,435	Structured Asset Securities Corp., Series 2004-20, Class 5A1, 6.25%, 11/25/34	147,926
106,480	Structured Mortgage Asset Residential Trust, Series 2003-1, Class 2A1, 6.00%, 2/25/18	100,257
84,620	TBW Mortgage Backed Pass Through Certificates, Series 2006-2, Class 7A1, 7.00%, 7/25/36	41,331
159,268	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.32%, 8/20/35 (b)	89,461
712,000	Washington Mutual Mortgage Pass-Through, Series 2005-3, Class 1CB5, 5.50%, 5/25/35	351,909
66,208	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 4A, 6.00%, 6/25/34	59,732
28,437	Washington Mutual MSC Mortgage, Series 2002-MS9, Class 2A2, 5.25%, 12/25/17	27,948
22,452	Washington Mutual MSC Mortgage, Series 2004-RA1, Class 2A, 7.00%, 3/25/34	19,947
57,929	Wells Fargo Mortgage Backed Securities, Series 2004-0, Class A1, 4.90%, 8/25/34 (b)	41,443
379,367	Wells Fargo Mortgage Backed Securities, Series 2004-5, Class 1A1, 5.00%, 6/25/19	339,436
157,745	Wells Fargo Mortgage Backed Securities, Series 2004-7, Class 2A2, 5.00%, 7/25/19	151,632
119,478	Wells Fargo Mortgage Backed Securities Trust, Series 2003-2, Class A6, 5.25%, 2/25/18	116,915
225,000	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7, Class A48, 6.00%, 6/25/37	153,566

Total Mortgage Backed Securities		18,556,030

Corporate Bonds (17.4%)
Banking (1.1%)
381,000	JP Morgan Chase & Co., 7.00%, 11/15/09	381,128
Diversified Manufacturing Operations (2.1%)
750,000	General Electric Co., 5.25%, 12/6/17	687,263
Financial Services (8.1%)
500,000	ALESCO Preferred Funding Ltd., Series 15A, Class C1, 4.36%, 12/23/37 (a) (b)	140,000
500,000	American General Finance, 6.90%, 12/15/17	206,547
100,000	American International Group, Inc., 4.25%, 5/15/13 (d)	67,921
545,000	General Electric Capital Corp., 5.45%, 1/15/13	534,139
500,000	General Electric Capital Corp., 7.50%, 6/15/09	506,191
500,000	I-Preferred Term Securities, 4.91%, 12/11/32, Continuously Callable @ 100 (a) (b)	171,250
1,000,000	Preferred Term Securities IX, 5.28%, 4/3/33, Continuously Callable @ 100 (a) (b)	398,500
500,000	Preferred Term Securities XI, 4.42%, 9/24/33, Continuously Callable @ 100 (a) (b)	141,500
478,874	Preferred Term Securities XXIII, 6.15%, 12/22/36 (a)	407,043

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Bond Fund

Schedule of Portfolio Investments, Concluded

November 30, 2008

(Unaudited)

Principal Amount	Security Description	Value
Corporate Bonds, continued:
Financial Services, continued:
$1,050,115	Taberna Preferred Funding Ltd., Series 2006-5A, Class A3, 4.31%, 8/5/36 (a) (b)	$105,011

		2,678,102

Security Brokers & Dealers (4.8%)
665,000	Bear Stearns Co., Inc., 5.55%, 1/22/17	587,013
500,000	Goldman Sachs Group, Inc., 6.13%, 2/15/33	366,064
700,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17 (e)	70
700,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	644,533

		1,597,680

Telecommunications (0.5%)
135,000	Qwest Corp., 6.88%, 9/15/33, Continuously Callable @ 100	93,194
126,000	Qwest Corp., 6.88%, 9/15/33, Callable 9/15/09 @ 101.37	86,981

		180,175

Telecommunications - Services & Equipment (0.8%)
250,000	Verizon Communications, 8.75%, 11/1/18	250,064

Total Corporate Bonds		5,774,412

Taxable Municipal Bonds (4.7%)
Georgia (3.1%)
1,000,000	Atlanta & Fulton County Georgia Recreational Authority Revenue, Downtown Arena Project, 7.00%, 12/1/28, Callable 12/1/08 @ 101, Insured by: FSA *	1,011,050

Missouri (1.3%)
500,000	Missouri State Housing Development Community Single Family Mortgage Revenue, 5.78%, 3/1/38, Continuously Callable @ 100, Insured by: GNMA/FNMA/FHLMC	435,130

Wisconsin (0.3%)
115,000	Wisconsin State, GO, Series D, 6.90%, 11/1/11, Callable 11/9/09 @ 100, Enhanced by : Loc *	116,319

Total Taxable Municipal Bonds		1,562,499

U.S. Government Agency Securities (0.5%)
	Fannie Mae
58,000	5.00%, 9/17/19, Continuously Callable @ 100 (b)	58,040
40,000	5.00%, 9/30/19, Continuously Callable @ 100 (b)	40,027
	Freddie Mac
20,000	4.50%, 12/15/14, Continuously Callable @ 100 (b)	20,003
25,000	5.00%, 10/15/16, Continuously Callable @ 100 (b)	25,004
32,000	5.00%, 2/25/19, Continuously Callable @ 100 (b)	32,006

Total U.S. Government Agency Securities		175,080

U.S. Treasury Obligations (10.7%)
$1,000,000	U.S. Treasury Bond, 5.50%, 8/15/28	$1,241,562
	U.S. Treasury Notes
1,050,000	4.13%, 5/15/15	1,166,156
1,000,000	4.63%, 2/15/17	1,130,703

Total U.S. Treasury Obligations		3,538,421

U.S. Treasury Inflation Protected Securities (6.3%)
1,950,000	U.S. Treasury Inflation Indexed Bond, 2.00%, 1/15/14	2,078,928

Total U.S. Treasury Inflation Protected Securities		2,078,928

Investments in Affiliates (2.8%)
907,692	American Performance Cash Management Fund	907,692

Total Investments in Affiliates		907,692

Total Investments (Cost $41,332,386)(f) —101.4%		33,589,976
Liabilities in excess of other assets — (1.4)%		(477,504)

Net Assets — 100.0%		$33,112,472

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.
(b)	Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2008. The date presented reflects the final maturity date.
(c)	Security was fair valued at November 30, 2008, using procedures approved by the Board of Trustees.
(d)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(e)	Issuer has defaulted on the payment of interest.
(f)	Represents cost for financial reporting purposes.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GO	General Obligations Bond

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments

November 30, 2008

(Unaudited)

Shares	Security Description	Value
Common Stocks (47.4%)
Advertising (0.1%)
570	Lamar Advertising Co. (a)	$8,476
560	Omnicom Group, Inc.	15,842

		24,318

Aerospace/Defense (0.7%)
2,140	Hexcel Corp. (a)	16,050
890	Lockheed Martin Corp.	68,628
600	Northrop Grumman Corp.	24,570
650	Raytheon Co.	31,720
220	Rockwell Collins, Inc.	7,497
3,660	Spirit AeroSystems Holdings, Inc., Class A (a)	33,123
3,260	The Boeing Co.	138,974

		320,562

Agriculture (0.2%)
1,210	Monsanto Co.	95,832

Airlines (0.0%)
300	Continental Airlines, Inc., Class B (a)	4,404

Apparel (0.0%)
1,245	Citi Trends, Inc. (a)	15,314

Apparel / Footwear (0.1%)
180	Abercrombie & Fitch Co.	3,479
3,610	Foot Locker, Inc.	24,295
400	J. Crew Group, Inc. (a)	4,056
380	Urban Outfitters, Inc. (a)	6,905

		38,735

Apparel Manufacturers (0.8%)
630	Cintas Corp.	15,133
1,510	Coach, Inc. (a)	27,029
2,300	Hanesbrands, Inc. (a)	29,716
5,040	NIKE, Inc., Class B	268,380
695	VF Corp.	36,341

		376,599

Auto Parts & Equipment (0.1%)
1,270	Autoliv, Inc.	24,244
170	BorgWarner, Inc.	4,022
2,460	The Goodyear Tire & Rubber Co. (a)	15,818

		44,084

Automotive Parts (0.2%)
2,595	Advance Auto Parts, Inc.	78,784
1,320	Harley-Davidson, Inc.	22,453

		101,237

Banking (1.3%)
2,290	Associated Banc-Corp.	49,762
17,500	Bank of America Corp.	284,375
540	Bank of Hawaii Corp.	24,089
1,380	BB&T Corp.	41,359
2,130	Hudson City Bancorp, Inc.	35,592
3,160	JP Morgan Chase & Co.	100,046
220	KeyCorp	2,064
370	PNC Financial Services Group	19,525
170	SVB Financial Group (a)	6,808
1,700	The Charles Schwab Corp.	31,161
3,050	Washington Federal, Inc.	51,514

		646,295

Banking & Financial Services (0.0%)
210	Lazard Ltd. Class A	6,565

Banks (0.4%)
750	M&T Bank Corp.	48,188
520	Northern Trust Corp.	23,863
2,430	State Street Corp.	102,327

		174,378

Beverages (1.4%)
212	Brown-Forman Corp., Class B	9,305
780	Diageo PLC ADR	43,969
4,260	Molson Coors Brewing Co., Class B	189,442
5,725	PepsiCo, Inc.	324,607
1,770	The Coca-Cola Co.	82,960
1,660	The Pepsi Bottling Group, Inc.	30,029

		680,312

Biotechnology (0.2%)
3,710	Life Technologies Corp. (a)	96,831
140	Millipore Corp. (a)	7,092

		103,923

Broadcasting/Cable (0.7%)
9,930	CBS Corp. Class B	66,134
16,700	Comcast Corp., Class A	289,578

		355,712

Building Materials (0.2%)
1,380	Centex Corp.	12,641
1,230	Nucor Corp.	43,886
1,900	The Valspar Corp.	37,278

		93,805

Business Equipment & Services (0.7%)
2,010	Accenture Ltd., Class A	62,270
1,115	FTI Consulting, Inc. (a)	61,146
1,680	HNI Corp.	22,428
6,750	Juniper Networks, Inc. (a)	117,315
1,750	Paychex, Inc.	49,455
570	The Dun & Bradstreet Corp.	45,600

		358,214

Chemicals (1.0%)
420	Ashland, Inc.	4,011
290	Celanese Corp., Series A	3,349
1,490	E.I. du Pont de Nemours & Co.	37,339
800	Eastman Chemical Co.	26,320
5,135	Ecolab, Inc.	197,133
150	International Flavors & Fragrances, Inc.	4,581
3,525	Praxair, Inc.	208,151
270	Terra Industries, Inc.	3,972

		484,856

Coal (0.1%)
1,640	Alpha Natural Resources, Inc. (a)	36,391

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

November 30, 2008

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Coal, continued:
320	Arch Coal, Inc.	$4,922

		41,313

Commercial Services (0.2%)
1,665	H&R Block, Inc.	31,852
995	Jacobs Engineering Group, Inc. (a)	44,546

		76,398

Computer Software & Services (0.9%)
870	Akamai Technologies, Inc. (a)	10,675
150	DST Systems, Inc. (a)	5,672
780	eBay, Inc. (a)	10,241
4,440	Microsoft Corp.	89,777
1,460	Oracle Corp. (a)	23,491
24,590	Yahoo!, Inc. (a)	283,031

		422,887

Computers (0.0%)
240	Affiliated Computer Services, Inc. (a)	9,708

Computers & Peripherals (2.6%)
2,650	Apple Computer, Inc. (a)	245,576
19,995	Cisco Systems, Inc. (a)	330,717
1,120	Dell, Inc. (a)	12,510
5,025	Hewlett-Packard Co.	177,282
2,610	International Business Machines Corp.	212,976
18,865	NetApp, Inc. (a)	254,678
5,215	Seagate Technology	21,955
660	Western Digital Corp. (a)	8,052

		1,263,746

Construction (0.4%)
3,190	Granite Construction, Inc.	136,819
1,685	URS Corp. (a)	63,963

		200,782

Consumer Products (0.4%)
280	Colgate-Palmolive Co.	18,220
1,095	The Black & Decker Corp.	46,472
490	The Estee Lauder Cos., Inc., Class A	13,671
1,600	The Procter & Gamble Co.	102,960
330	Whirlpool Corp.	12,995

		194,318

Consumer Services (0.5%)
8,110	Avon Products, Inc.	171,121
1,695	Weight Watchers International, Inc.	47,968

		219,089

Distribution/Wholesale (0.1%)
30	Fastenal Co.	1,155
850	Genuine Parts Co.	33,277
330	LKQ Corp. (a)	3,439

		37,871

Diversified Financial Services (0.7%)
4,065	The Goldman Sachs Group, Inc.	321,094

Diversified Manufacturing Operations (1.0%)
330	3M Co.	22,087
160	Actuant Corp., Class A	2,870
110	Acuity Brands, Inc.	2,966
3,620	Danaher Corp.	201,417
530	Eaton Corp.	24,560
6,730	General Electric Co.	115,554
350	ITT Corp.	14,651
2,620	Packaging Corp. of America	39,117
250	Pentair, Inc.	6,215
140	The Brink’s Co.	3,048
620	Trinity Industries, Inc.	9,219
3,180	Tyco International Ltd. ADR	66,462

		508,166

Drugs Wholesale (0.0%)
470	AmerisourceBergen Corp.	14,735

Education (0.1%)
360	Apollo Group, Inc., Class A (a)	27,662

Electric Integrated (0.3%)
2,040	Consolidated Edison, Inc.	82,395
730	DPL, Inc.	15,199
500	FirstEnergy Corp.	29,290
770	Pinnacle West Capital Corp.	23,408
90	Southern Co.	3,269

		153,561

Electrical Components & Equipment (0.1%)
4,205	Molex, Inc.	57,188

Electronic Components/Instruments (2.0%)
540	Agilent Technologies, Inc. (a)	10,168
1,500	Amphenol Corp., Class A	34,830
7,015	Emerson Electric Co.	251,768
540	Garmin Ltd. (a)	9,223
150	Itron, Inc. (a)	7,107
2,420	L-3 Communications Holdings, Inc.	162,552
11,120	Microchip Technology, Inc.	205,720
6,540	Thermo Fisher Scientific, Inc. (a)	233,347
290	Trimble Navigation Ltd. (a)	5,904
3,330	Tyco Electronics Ltd. ADR	54,879

		975,498

Energy-Alternative Sources (0.0%)
120	Energizer Holdings, Inc. (a)	5,210

Engineering & Construction (0.1%)
930	KBR, Inc.	12,806
1,615	McDermott International, Inc. (a)	15,746

		28,552

Entertainment (0.4%)
960	Activision Blizzard, Inc. (a)	11,232
2,065	Cedar Fair LP	27,754
200	DreamWorks Animation SKG, Inc. (a)	4,620
1,650	International Game Technology	17,671
5,910	The Walt Disney Co.	133,093

		194,370

Financial Services (2.0%)
120	Automatic Data Processing, Inc.	4,927
4,560	Discover Financial Services	46,649
11,635	Eaton Vance Corp.	222,461
510	Fidelity National Information Services, Inc.	8,762

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

November 30, 2008

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Financial Services, continued:
3,595	First Cash Financial Services, Inc. (a)	$55,435
80	IntercontinentalExchange, Inc. (a)	5,888
320	Investment Technology Group, Inc. (a)	5,354
7,330	Jackson Hewitt Tax Service, Inc.	94,337
380	Legg Mason, Inc.	6,847
1,635	Morgan Stanley	24,116
2,505	Raymond James Financial, Inc.	55,035
1,695	SEI Investments Co.	26,205
8,655	T. Rowe Price Group, Inc.	296,087
2,280	Visa, Inc.	119,837

		971,940

Food - Miscellaneous/Diversified (0.3%)
2,975	H.J. Heinz Co.	115,549
960	Kellogg Co.	41,693

		157,242

Food Products & Services (1.8%)
11,390	Archer-Daniels-Midland Co.	311,858
570	Campbell Soup Co.	18,269
230	Dean Foods Co. (a)	3,349
3,500	Kraft Foods, Inc., Class A	95,235
16,395	Sysco Corp.	384,463
420	The Hershey Co.	15,120
430	The Kroger Co.	11,894
1,850	Unilever NV NY Shares	43,234

		883,422

Gas (0.0%)
90	National Fuel Gas Co.	2,928

Hand/Machine Tools (0.0%)
140	The Stanley Works	4,451

Hazardous Waste Disposal (0.1%)
500	Stericycle, Inc. (a)	28,650

Health Care (0.1%)
760	Cigna Corp.	9,203
360	Community Health Systems, Inc. (a)	4,702
440	Express Scripts, Inc. (a)	25,304
100	IDEXX Laboratories, Inc. (a)	3,091
960	Lincare Holdings, Inc. (a)	22,973

		65,273

Holding Companies (0.0%)
1,020	Impala Platinum Holdings Ltd. ADR	12,383

Home Builders (0.0%)
570	Pulte Homes, Inc.	6,071

Home Furnishings (0.1%)
3,640	Newell Rubbermaid, Inc.	48,630

Hotels (0.0%)
1,020	Orient-Express Hotels, Ltd.	6,987
620	Starwood Hotels & Resorts Worldwide, Inc.	10,453

		17,440

Human Resources (0.0%)
130	Hewitt Associates, Inc. (a)	3,715

Industrial Automatic/Robot (0.1%)
1,620	Rockwell Automation, Inc.	50,463

Insurance (1.1%)
2,920	AFLAC, Inc.	135,196
1,240	Aon Corp.	56,172
870	Assurant, Inc.	18,940
2,310	Assured Guaranty Ltd.	25,964
720	Brown & Brown, Inc.	14,328
170	Cincinnati Financial Corp.	4,971
1,460	Lincoln National Corp.	20,046
900	Marsh & McLennan Cos., Inc.	22,950
5,170	Prudential Financial, Inc.	112,189
330	RenaissanceRe Holdings Ltd.	15,553
1,290	The Allstate Corp.	32,817
730	W. R. Berkley Corp.	20,754
1,730	Willis Group Holdings Ltd.	39,911

		519,791

Internet (0.1%)
40	Google, Inc., Class A (a)	11,718
920	Sohu.com, Inc. (a)	44,657

		56,375

Machinery & Equipment (0.7%)
600	AGCO Corp. (a)	14,772
3,415	H&E Equipment Services, Inc. (a)	22,983
140	Joy Global, Inc.	3,261
955	Roper Industries, Inc.	43,710
1,040	Terex Corp. (a)	14,831
4,910	United Technologies Corp.	238,282

		337,839

Machinery-Construction & Mining (0.0%)
760	Bucyrus International, Inc., Class A	14,843

Machinery-Diversified (0.2%)
2,510	Pall Corp.	69,050
1,080	Teleflex, Inc.	51,171

		120,221

Media (0.0%)
510	Viacom, Inc., Class B (a)	8,119

Medical (0.0%)
630	Covidien Ltd. ADR	23,216

Medical - Biotechnology (0.3%)
900	Biogen Idec, Inc. (a)	38,079
1,220	Genentech, Inc. (a)	93,452
1,175	Pharmaceutical Product Development, Inc.	30,950

		162,481

Medical Equipment & Supplies (1.5%)
3,440	Becton, Dickinson & Co.	218,543
580	DENTSPLY International, Inc.	15,126
140	Edwards Lifesciences Corp. (a)	6,968
3,445	Hologic, Inc. (a)	48,437

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

November 30, 2008

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Medical Equipment & Supplies, continued:
1,170	Johnson & Johnson	$68,539
310	Kinetic Concepts, Inc. (a)	6,708
2,390	Medtronic, Inc.	72,943
1,900	PerkinElmer, Inc.	34,314
1,475	ResMed, Inc. (a)	53,601
150	St. Jude Medical, Inc. (a)	4,204
4,355	Stryker Corp.	169,497
590	Zimmer Holdings, Inc. (a)	22,019

		720,899

Medical Labs & Testing Services (0.0%)
210	Covance, Inc. (a)	8,207

Metals - Processing & Fabrication (0.3%)
780	AK Steel Holding Corp.	6,146
775	Freeport-McMoran Copper & Gold, Inc.	18,592
1,620	General Cable Corp. (a)	26,746
1,385	Ladish Co., Inc. (a)	22,950
910	Shaw Group, Inc. (a)	16,744
860	Steel Dynamics, Inc.	7,104
2,820	Titanium Metals Corp.	23,829
480	United States Steel Corp.	14,592

		136,703

Oil & Gas Exploration, Production and Services (3.4%)
3,165	Apache Corp.	244,654
5,740	Baker Hughes, Inc.	199,924
4,445	Chesapeake Energy Corp.	76,365
270	Cimarex Energy Co.	7,660
1,150	Devon Energy Corp.	83,191
10	Diamond Offshore Drilling, Inc.	738
280	Equitable Resources, Inc.	9,344
370	FMC Technologies, Inc. (a)	10,164
6,010	Halliburton Co.	105,776
2,780	Helix Energy Solutions Group, Inc. (a)	17,875
1,730	Helmerich & Payne, Inc.	43,873
440	Mariner Energy, Inc. (a)	4,836
450	Murphy Oil Corp.	19,822
4,325	National-Oilwell Varco, Inc. (a)	122,354
520	Newfield Exploration Co. (a)	11,742
4,030	Noble Corp.	107,964
15,420	Patterson-UTI Energy, Inc.	192,596
450	Plains Exploration & Production Co. (a)	10,418
810	Questar Corp.	26,074
1,360	Sasol ADR	38,842
1,760	Southwestern Energy Co. (a)	60,491
550	Transocean, Inc. ADR (a)	36,784
780	Ultra Petroleum Corp. (a)	31,691
610	W&T Offshore, Inc.	8,540
7,130	Weatherford International, Ltd. (a)	91,050
2,875	XTO Energy, Inc.	109,940

		1,672,708

Oil & Gas Services (0.3%)
4,155	Hercules Offshore, Inc. (a)	24,182
2,180	Schlumberger Ltd.	110,613

		134,795

Oil - Integrated Companies (1.4%)
660	Chevron Corp.	52,147
1,730	ConocoPhillips	90,859
5,080	Exxon Mobil Corp.	407,162
1,110	Marathon Oil Corp.	29,060
890	Occidental Petroleum Corp.	48,185
930	Sunoco, Inc.	36,958

		664,371

Packaging & Containers (0.0%)
270	Crown Holdings, Inc. (a)	4,334
270	Owens-Illinois, Inc. (a)	5,459

		9,793

Paper Products (0.1%)
1,985	Avery Dennison Corp.	61,734

Personal Services (0.0%)
420	VCA Antech, Inc. (a)	8,001

Pharmaceuticals (2.2%)
1,180	Abbott Laboratories	61,820
16,555	Bristol-Myers Squibb Co.	342,688
1,400	Charles River Laboratories International, Inc. (a)	31,920
2,980	Eli Lilly & Co.	101,767
320	Endo Pharmaceuticals Holdings, Inc. (a)	7,037
2,950	Genzyme Corp. (a)	188,859
70	Gilead Sciences, Inc. (a)	3,135
270	Medco Health Solutions, Inc. (a)	11,340
1,300	Merck & Co., Inc.	34,736
5,720	Pfizer, Inc.	93,980
780	Roche Holding AG ADR	54,366
930	Sepracor, Inc. (a)	10,937
3,100	Teva Pharmaceutical Industries Ltd.	133,765

		1,076,350

Pipelines (0.8%)
4,260	El Paso Corp.	31,481
2,155	Magellan Midstream Holdings LP	29,739
1,120	ONEOK Partners LP	52,226
2,800	Spectra Energy Corp.	45,528
14,010	The Williams Cos., Inc.	227,242

		386,216

Printing & Publishing (0.0%)
560	R.R. Donnelley & Sons Co.	7,146

Property Management (0.0%)
330	Corrections Corp. Of America (a)	5,970

Protection & Safety (0.0%)
140	Brink’s Home Security Holdings, Inc. (a)	2,800

Real Estate Investment Trusts (0.2%)
1,520	Health Care REIT, Inc.	57,760

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

November 30, 2008

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Real Estate Investment Trusts, continued:
3,810	Host Hotels & Resorts, Inc.	$28,651

		86,411

REITS (0.2%)
1,245	American Campus Communities, Inc.	27,876
1,300	Annaly Capital Management, Inc.	18,681
310	Boston Properties, Inc.	16,554
250	BRE Properties, Inc.	7,340
810	Camden Property Trust	21,441
240	Mack-Cali Realty Corp.	4,553
670	Nationwide Health Properties, Inc.	15,162
240	SL Green Realty Corp.	4,550

		116,157

Restaurants (0.8%)
2,300	Darden Restaurants, Inc.	42,067
4,400	McDonald’s Corp.	258,500
340	Panera Bread Co. Class A (a)	15,110
4,025	The Cheesecake Factory, Inc. (a)	29,302
1,275	Yum! Brands, Inc.	34,348

		379,327

Retail (3.8%)
10	Amazon.com, Inc. (a)	427
2,180	AutoZone, Inc. (a)	238,099
12,445	Best Buy Co., Inc.	257,736
690	Big Lots, Inc. (a)	12,089
1,060	BJ’s Wholesale Club, Inc. (a)	37,927
2,200	Cash America International, Inc.	59,422
230	Costco Wholesale Corp.	11,838
590	Dick’s Sporting Goods, Inc. (a)	7,440
2,585	Dollar Tree, Inc. (a)	109,501
13,710	Family Dollar Stores, Inc.	380,864
4,800	Fred’s Inc., Class A	55,200
1,425	GameStop Corp., Class A (a)	31,136
9,280	Kohl’s Corp. (a)	303,085
2,930	Macy’s, Inc.	21,741
2,215	PetSmart, Inc.	38,873
3,225	Sonic Automotive, Inc.	10,384
6,385	The TJX Cos., Inc.	145,706
1,880	Wal-Mart Stores, Inc.	105,054
220	Walgreen Co.	5,443

		1,831,965

Savings & Loans (0.5%)
340	Astoria Financial Corp.	6,276
19,120	New York Community Bancorp, Inc.	249,516

		255,792

Semiconductors (1.6%)
180	Analog Devices, Inc.	3,078
2,110	Applied Materials, Inc.	20,214
4,470	Broadcom Corp., Class A (a)	68,436
2,455	FormFactor, Inc. (a)	33,216
24,445	Intel Corp.	337,341
2,190	Intersil Corp.	19,841
280	Linear Technology Corp.	5,586
3,185	Maxim Integrated Products, Inc.	39,398
1,725	MEMC Electronic Materials, Inc. (a)	25,910
2,010	National Semiconductor Corp.	22,110
17,655	ON Semiconductor Corp. (a)	51,553
170	Silicon Laboratories, Inc. (a)	3,563
1,980	Tessera Technologies, Inc. (a)	36,392
4,385	Texas Instruments, Inc.	68,274
1,680	Xilinx, Inc.	27,485

		762,397

Software (0.3%)
4,010	Intuit (a)	88,862
1,560	Open Text Corp. (a)	41,512
410	Salesforce.com, Inc. (a)	11,734
1,970	Symantec Corp. (a)	23,699

		165,807

Technology (0.5%)
550	SAIC, Inc. (a)	9,790
5,530	Waters Corp. (a)	228,002

		237,792

Telecommunications (1.4%)
2,925	ADTRAN, Inc.	41,535
420	CenturyTel, Inc.	11,155
1,270	DISH Network Corp. (a)	14,072
1,120	Embarq Corp.	36,557
910	Liberty Global, Inc., Class A (a)	13,186
1,925	NII Holdings, Inc. (a)	37,422
14,630	Nokia Oyj ADR	207,307
9,640	Verizon Communications, Inc.	314,746

		675,980

Telecommunications - Services & Equipment (0.8%)
1,340	American Tower Corp. Class A (a)	36,502
30	Harris Corp.	1,046
7,800	QUALCOMM, Inc.	261,846
1,520	Telus Corp.	43,700
3,430	Windstream Corp.	30,390

		373,484

Tobacco & Tobacco Products (0.7%)
320	Lorillard, Inc.	19,337
6,650	Philip Morris International, Inc.	280,364
510	Reynolds American, Inc.	20,951

		320,652

Transportation (0.0%)
180	Ryder System, Inc.	6,464

Transportation & Shipping (1.3%)
1,005	Arkansas Best Corp.	26,683
30	CSX Corp.	1,117
3,415	FedEx Corp.	241,270
1,660	Frontline Ltd.	49,036
490	J.B. Hunt Transport Services, Inc.	13,137
690	Kirby Corp. (a)	17,547
180	Landstar System, Inc.	5,785
3,785	Norfolk Southern Corp.	187,244
540	Overseas Shipholding Group, Inc.	20,012
1,385	Pacer International, Inc.	13,421
1,280	Thor Industries, Inc.	20,019

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

November 30, 2008

(Unaudited)

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Transportation & Shipping, continued:
270	United Parcel Service, Inc., Class B	$15,552

		610,823

Utilities - Electric (0.3%)
730	Allegheny Energy, Inc.	25,732
2,270	Ameren Corp.	80,767
310	American Electric Power Co., Inc.	9,700
870	Exelon Corp .	48,903

		165,102

Utilities - Natural Gas (0.1%)
560	NiSource, Inc.	6,748
1,210	ONEOK, Inc.	35,501
120	WGL Holdings, Inc.	4,332

		46,581

Total Common Stocks		23,103,213

Preferred Stock (0.4%)
Insurance (0.4%)
17,605	Metlife, Inc.	218,830

Total Preferred Stock		218,830

Asset Backed Securities (0.4%)
$39,925	ACLC Business Loan Receivables, Series 1998-2, Class A3, 6.69%, 4/15/20 (b)	39,315
46,931	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21 (b)	46,105
40,174	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12 (b)	38,262
57,058	Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10 (b)	55,929
20,781	PSB Lending Home Loan Owner Trust, Series 1997-4, Class M1, 8.38%, 5/20/24	20,488
17,009	Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A7, 7.00%, 11/25/31	17,450

Total Asset Backed Securities		217,549

Mortgage Backed Securities (21.7%)
350,000	American Home Mortgage Investment Trust, Series 2005-2, Class 5A4C, 5.41%, 9/25/35	226,933
474,182	Banc Of America Alternative Loan Trust, 5.50%, 11/25/35	398,881
100,000	Banc of America Funding Corp., Series 2003-3, Class 1A4, 5.50%, 10/25/33	82,960
133,023	Banc of America Funding Corp., Series 2003-1, Class A1, 6.00%, 5/20/33	129,323
100,000	Banc of America Funding Corp., Series 2006-4, Class A14, 6.00%, 7/25/36	55,494
268,263	Banc of America Mortgage Securities, Series 2004-4, Class 3A1, 5.00%, 5/25/19	239,300
57,873	Banc of America Mortgage Securities, Series 2003-1, Class 2A2, 5.25%, 2/25/18	59,197
30,000	Banc of America Mortgage Securities, Series 2003-9, Class 1A7, 5.50%, 12/25/33	24,510
50,000	Banc of America Mortgage Securities, Series 2004-4, Class 2A2, 5.50%, 5/25/34	37,127
77,981	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 2A2, 5.08%, 9/25/34 (c)	33,097
682,036	Bear Stearns Alternative-A Trust, Series 2007-2, Class 2A1, 5.58%, 4/25/37 (c)	301,547
385,747	Chase Mortgage Finance Corp., Series 2003-S11, Class 3A1, 5.50%, 10/25/33	361,277
345,000	Chaseflex Trust, Series 2006-2, Class A4, 6.34%, 9/25/36	177,086
381,808	Citi Mortgage Alternative Loan Trust, Series 2007-A2, Class 1A5, 6.00%, 2/25/37 (d)	263,448
211,238	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 5.12%, 5/25/35 (c)	152,175
34,847	Countrywide Alternative Loan Trust, Series 2004-2CB, Class 1A1, 4.25%, 3/25/34	30,062
60,751	Countrywide Alternative Loan Trust, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19	52,321
62,000	Countrywide Alternative Loan Trust, Series 2003-13T1, Class A9, 5.00%, 8/25/33	35,293
148,000	Countrywide Alternative Loan Trust, Series 2003-15T2, Class A10, 5.00%, 8/25/33	81,311
74,000	Countrywide Alternative Loan Trust, Series 2005-J8, Class 1A6, 5.50%, 7/25/35	48,630
67,000	Countrywide Alternative Loan Trust, Series 2005-53T2, Class 2A4, 5.50%, 11/25/35	39,252
392,523	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36 (d)	274,766
39,000	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 2A4, 6.00%, 1/25/37	22,994
45,756	Countrywide Alternative Loan Trust, Series 2005-J3, Class 3A1, 6.50%, 9/25/34	38,420
44,327	Countrywide Home Loans, Series 2002-38, Class A2, 5.00%, 2/25/18	44,466

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

November 30, 2008

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$101,684	Countrywide Home Loans, Series 2003-14, Class A19, 5.00%, 6/25/33	$99,898
200,838	Countrywide Home Loans, Series 2005-22, Class 2A1, 5.26%, 11/25/35	101,775
29,390	Countrywide Home Loans, Series 2003-20, Class 1A14, 5.50%, 7/25/33	25,663
110,000	Countrywide Home Loans, Series 2003-44, Class A5, 5.50%, 10/25/33	97,562
150,000	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35	103,453
288,307	Countrywide Home Loans, Series 2005-12, Class 2A9, 5.50%, 5/25/35	205,892
234,094	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37	169,855
56,716	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-21, Class 3A1, 5.50%, 8/25/33	56,095
71,681	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A1, 5.50%, 10/25/33	65,972
42,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-1, Class 2A1, 5.50%, 2/25/35	19,296
95,317	Credit Suisse Mortgage Capital Certificates, Series 2006-2, Class 3A1, 6.50%, 3/25/36	53,169
250,000	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 6.27%, 6/25/36	178,226
107,296	Fannie Mae, Series 2003-19, Class ME, 4.00%, 1/25/33	103,349
294,373	Fannie Mae, 4.50%, 4/1/35, Pool # 814522	290,250
12,399	Fannie Mae, 5.00%, 3/1/18, Pool #681351	12,640
28,099	Fannie Mae, Series 2003-13, Class PG, 5.00%, 11/25/32	27,967
63,060	Fannie Mae, Series 1999-18, Class A, 5.50%, 10/18/27	63,561
294,752	Fannie Mae, 5.50%, 10/1/35, Pool # 838584	299,999
35,796	Fannie Mae, 6.00%, 5/1/35, Pool #357778	36,624
47,000	Fannie Mae, Series 1999-18, Class LL, 6.50%, 4/18/29	48,348
173,359	First Horizon Mortgage Pass-Through Trust, Series 2004-1, Class 2A1, 4.75%, 3/25/19	165,485
165,411	First Horizon Mortgage Pass-Through Trust, 5.85%, 8/25/37, Series 2007-AR2, Class 1A3 (c)	114,129
230,256	Freddie Mac, 3.50%, 5/1/10, Pool #M80824	227,487
151,855	Freddie Mac, Series 2877, Class JD, 4.50%, 3/15/19	150,083
80,038	Freddie Mac, Series 2543, Class BC, 4.75%, 11/15/21	80,384
30,356	Freddie Mac, 4.85%, 6/1/28, Pool #605508 (c)	30,227
24,772	Freddie Mac, 5.00%, 5/1/18, Pool #E96372	25,200
17,162	Freddie Mac, 5.00%, 9/1/18, Pool #E99582	17,458
97,099	Freddie Mac, Series 2528, Class ME, 5.25%, 5/15/30	96,034
88,138	Freddie Mac, Series 2382, Class DA, 5.50%, 10/15/30	89,264
53,335	Freddie Mac, Series 2579, Class KJ, 5.50%, 3/15/33	53,782
22,032	Freddie Mac, 5.50%, 1/1/35, Pool #A30935	22,390
35,097	Freddie Mac, Series 2378, Class CB, 6.00%, 11/15/31	36,974
5,924	Freddie Mac, 6.50%, 12/1/11, Pool #E20275	6,076
59,673	Freddie Mac, Series 2302, Class J, 6.50%, 4/15/31	61,188
246,337	Freddie Mac, Series 1443, Class I, 7.50%, 12/15/22	257,807
7,990	Government National Mortgage Assoc., 6.00%, 2/20/26, Pool #2166	8,216
96,626	Government National Mortgage Assoc., 6.31%, 9/20/32, Pool # 575624	98,923
154,849	Government National Mortgage Assoc., 6.31%, 9/20/32, Pool # 575653	158,530
77,703	Government National Mortgage Assoc., 6.31%, 11/20/32, Pool # 575678	79,549
70,129	Government National Mortgage Assoc., 6.31%, 12/20/32, Pool # 575723	71,796
119,529	Government National Mortgage Assoc., 6.31%, 3/20/33, Pool # 612258	122,281
18,754	Government National Mortgage Assoc., 7.00%, 1/15/26, Pool #421420	19,428
54,761	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #492747	56,576
77,638	GSR Mortgage Loan Trust, Series 2003-3F, Class 1A2, 5.00%, 4/25/33	70,490

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

November 30, 2008

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$40,499	GSR Mortgage Loan Trust, Series 2006-10F, Class 5A1, 6.00%, 1/25/27	$36,332
500,882	Lehman Mortgage Trust, Series 2005-3, Class 2A3, 5.50%, 1/25/36	294,878
35,672	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	30,821
286,044	Master Alternative Loans Trust, Series 2004-8, Class 5A1, 6.00%, 9/25/34	220,880
190,358	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34 (d)	144,672
34,754	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18	34,569
147,012	Master Asset Securitization Trust, Series 2003-8, Class 1A1, 5.50%, 9/25/33	134,746
411,729	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.86%, 2/25/35	302,864
172,082	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 4.98%, 5/25/35	108,631
235,000	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36	189,400
113,352	Residential Accredit Loans, Inc., Series 2004-QS9, Class A1, 5.00%, 6/25/19	93,243
50,000	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36	24,362
112,588	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 6.14%, 9/25/33	59,894
67,105	Residential Asset Securitization Trust, Series 2003-A6, Class A1, 4.50%, 7/25/33	59,617
13,982	Residential Asset Securitization Trust, Series 2003-A7, Class A2, 4.85%, 7/25/33	13,922
200,000	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35 (d)	116,000
121,145	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36	94,598
300,000	Structured Asset Securities Corp., Series 2005-3, Class 1A8, 5.75%, 3/25/35	237,665
24,105	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32	21,979
311,221	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5, Class B14, 5.50%, 7/25/35	237,756
118,930	Washington Mutual Mortgage Pass-Through Trust, Series 2002-MS8, Class 2A1, 5.25%, 12/25/17	116,237
379,367	Wells Fargo Mortgage Backed Securities, Series 2004-5, Class 1A1, 5.00%, 6/25/19	339,436
111,856	Wells Fargo Mortgage Backed Securities, Series 2004-7, Class 2A2, 5.00%, 7/25/19	107,521
202,667	Wells Fargo Mortgage Backed Securities, Series 2006-11, Class A8, 6.00%, 9/25/36	156,497

Total Mortgage Backed Securities		10,565,741

Corporate Bonds (4.9%)
Aerospace/Defense (1.0%)
500,000	Boeing Capital Corp., 6.50%, 2/15/12	506,235

Diversified Manufacturing Operations (0.7%)
375,000	General Electric Co., 5.25%, 12/6/17	343,631

Financial Services (1.1%)
150,000	American General Finance, 6.90%, 12/15/17	61,964
110,000	Household Finance Corp., 6.70%, 9/15/09	106,845
287,324	Preferred Term Securities XXIII, 6.15%, 12/22/36 (b)	244,226
197,157	Preferred Term Securities XXVI, 3.27%, 3/22/38 (c)	78,616
250,000	Reg Diversified Funding, 4.86%, 1/25/36 (b) (c)	19,950
262,529	Taberna Preferred Funding Ltd., Series 2006-5A, Class A3, 4.31%, 8/5/36 (b) (c)	26,253

		537,854

Retail (0.6%)
250,000	Wal-Mart Stores, Inc., 7.25%, 6/1/13	277,546

Security Brokers & Dealers (0.8%)
340,000	Bear Stearns Co., Inc., 5.55%, 1/22/17	300,127
125,000	Goldman Sachs Group, Inc., 6.13%, 2/15/33	91,516
350,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17 (e)	35

		391,678

Telecommunications (0.7%)
250,000	AT&T, Inc., 6.25%, 3/15/11	249,174

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Concluded

November 30, 2008

(Unaudited)

Shares or Principal Amount	Security Description	Value
Corporate Bonds, continued:
Telecommunications, continued:
$100,000	Southwestern Bell Telephone Co., 6.29%, 9/29/10	$98,964

		348,138

Total Corporate Bonds		2,405,082

Taxable Municipal Bonds (0.7%)
Georgia (0.7%)
350,000	Cedartown Development Authority, Revenue, 7.00%, 2/1/22, Continuously Callable @ 100, Insured by: AMBAC *	350,480

Total Taxable Municipal Bonds		350,480

U.S. Government Agency Securities (1.4%)
	Freddie Mac
250,000	4.50%, 11/18/09, Continuously Callable @ 100 (c)	255,679
30,000	5.00%, 2/15/17, Callable 2/15/09 @ 100 (c)	30,182
156,000	5.00%, 5/15/18, Continuously Callable @ 100 (c)	156,029
100,000	5.00%, 6/25/18, Continuously Callable @ 100 (c)	100,019
30,000	5.00%, 10/15/22, Callable 12/09/08 @ 100 (c)	30,005
125,000	5.00%, 6/15/28	125,698

Total U.S. Government Agency Securities		697,612

U.S. Treasury Obligations (7.0%)
850,000	U.S. Treasury Bond, 5.50%, 8/15/28	1,055,328
	U.S. Treasury Notes
1,000,000	4.50%, 11/15/15	1,142,969
750,000	4.50%, 2/15/16	854,062
300,000	4.63%, 2/15/17	339,211

Total U.S. Treasury Obligations		3,391,570

U.S. Treasury Inflation Protected Securities (3.6%)
1,625,000	U.S. Treasury Inflation Indexed Bond, 2.00%, 1/15/14	1,732,440

Total U.S. Treasury Inflation Protected Securities		1,732,440

Investment Companies (8.8%)
16,700	iShares MSCI BRIC Index Fund	397,460
44,030	iShares MSCI EAFE Index Fund	1,834,730
89,660	iShares MSCI Emerging Markets Index	2,058,594

Total Investment Companies		4,290,784

Investments in Affiliates (3.2%)
1,581,454	American Performance Cash Management Fund	1,581,454

Total Investments in Affiliates		1,581,454

Total Investments (Cost $58,716,638)(f)—99.5%		48,554,755
Other assets in excess of liabilities — 0.5%		235,835

Net Assets — 100.0%		$48,790,590

(a)	Non-income producing security.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.
(c)	Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2008. The date presented reflects the final maturity date.
(d)	Security was fair valued at November 30, 2008, using procedures approved by the Board of Trustees.
(e)	Issuer has defaulted on the payment of interest.
(f)	Represents cost for financial reporting purposes.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
ADR	American Depositary Receipt
AMBAC	American Municipal Bond Assurance Corp.
REIT	Real Estate Investment Trust

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

U.S. Large Cap Equity Fund

Schedule of Portfolio Investments

November 30, 2008

(Unaudited)

Shares	Security Description	Value
Common Stocks (95.9%)
Aerospace/Defense (1.1%)
2,515	The Boeing Co.	$107,214

Apparel Manufacturers (2.1%)
3,875	NIKE, Inc., Class B	206,344

Banking (1.8%)
11,065	Bank of America Corp.	179,806

Beverages (3.5%)
2,515	Molson Coors Brewing Co., Class B	111,842
4,010	PepsiCo, Inc.	227,367

		339,209

Broadcasting/Cable (2.0%)
11,022	Comcast Corp., Class A	191,121

Chemicals (2.7%)
2,970	Ecolab, Inc.	114,018
2,555	Praxair, Inc.	150,873

		264,891

Computer Software & Services (2.2%)
18,990	Yahoo!, Inc. (a)	218,575

Computers & Peripherals (7.6%)
1,920	Apple Computer, Inc. (a)	177,926
12,965	Cisco Systems, Inc. (a)	214,441
2,975	Hewlett-Packard Co.	104,958
1,120	International Business Machines Corp.	91,392
11,335	NetApp, Inc. (a)	153,023

		741,740

Consumer Services (1.0%)
4,480	Avon Products, Inc.	94,528

Diversified Financial Services (2.0%)
2,525	The Goldman Sachs Group, Inc.	199,450

Diversified Manufacturing Operations (1.6%)
2,805	Danaher Corp.	156,070

Electronic Components/Instruments (5.9%)
5,440	Emerson Electric Co.	195,242
1,595	L-3 Communications Holdings, Inc.	107,136
5,015	Microchip Technology, Inc.	92,777
5,010	Thermo Fisher Scientific, Inc. (a)	178,757

		573,912

Entertainment (1.0%)
4,425	The Walt Disney Co.	99,651

Financial Services (4.3%)
6,990	Eaton Vance Corp.	133,649
5,520	T. Rowe Price Group, Inc.	188,839
1,755	Visa, Inc.	92,243

		414,731

Food - Miscellaneous/Diversified (0.9%)
2,295	H.J. Heinz Co.	89,138

Food Products & Services (4.8%)
9,050	Archer-Daniels-Midland Co.	247,789
9,500	Sysco Corp.	222,775

		470,564

Insurance (1.9%)
2,225	AFLAC, Inc.	103,017
3,860	Prudential Financial, Inc.	83,762

		186,779

Machinery & Equipment (1.7%)
3,430	United Technologies Corp.	166,458

Medical Equipment & Supplies (3.4%)
3,150	Becton, Dickinson & Co.	200,120
3,360	Stryker Corp.	130,771

		330,891

Oil & Gas Exploration, Production and Services (9.4%)
2,450	Apache Corp.	189,385
4,495	Baker Hughes, Inc.	156,561
3,485	Chesapeake Energy Corp.	59,872
4,710	Halliburton Co.	82,896
2,720	National-Oilwell Varco, Inc. (a)	76,949
3,085	Noble Corp.	82,647
9,100	Patterson-UTI Energy, Inc.	113,659
5,590	Weatherford International, Ltd. (a)	71,385
2,205	XTO Energy, Inc.	84,319

		917,673

Oil & Gas Services (0.6%)
1,210	Schlumberger Ltd.	61,395

Oil - Integrated Companies (2.3%)
2,845	Exxon Mobil Corp.	228,027

Pharmaceuticals (4.8%)
10,735	Bristol-Myers Squibb Co.	222,214
2,265	Genzyme Corp. (a)	145,005
2,425	Teva Pharmaceutical Industries Ltd.	104,639

		471,858

Pipelines (1.6%)
9,545	The Williams Cos., Inc.	154,820

Restaurants (2.0%)
3,285	McDonald’s Corp.	192,994

Retail (8.2%)
1,120	AutoZone, Inc. (a)	122,326
8,700	Best Buy Co., Inc.	180,177
6,415	Family Dollar Stores, Inc.	178,209
6,935	Kohl’s Corp. (a)	226,497
4,030	The TJX Cos., Inc.	91,965

		799,174

Savings & Loans (1.1%)
8,005	New York Community Bancorp, Inc.	104,465

Semiconductors (3.1%)
16,575	Intel Corp.	228,735
4,425	Texas Instruments, Inc.	68,897

		297,632

Technology (1.3%)
2,960	Waters Corp. (a)	122,041

Telecommunications (3.2%)
9,760	Nokia Oyj ADR	138,299

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

U.S. Large Cap Equity Fund

Schedule of Portfolio Investments, Concluded

November 30, 2008

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Telecommunications, continued:
5,415	Verizon Communications, Inc.	$176,800

		315,099

Telecommunications—Services & Equipment (2.0%)
5,670	QUALCOMM, Inc.	190,342

Tobacco & Tobacco Products (1.9%)
4,455	Philip Morris International, Inc.	187,823

Transportation & Shipping (2.9%)
2,665	FedEx Corp.	188,282
2,005	Norfolk Southern Corp.	99,188

		287,470

Total Common Stocks		9,361,885

Preferred Stock (1.5%)
Insurance (1.5%)
11,600	Metlife, Inc.	144,188

Total Preferred Stock		144,188

Investments in Affiliates (1.7%)
167,545	American Performance Cash Management Fund	167,545

Total Investments in Affiliates		167,545

Total Investments (Cost $11,880,930)(b)—99.1%		9,673,618
Other assets in excess of liabilities — 0.9%		89,588

Net Assets — 100.0%		$9,763,206

(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes.

ADR American Depositary Receipt

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Notes to Schedules of Portfolio Investments

November 30, 2008 (Unaudited)

1.	Organization:

The American Performance Funds (the “Trust”) was organized on October 1, 1987, as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end investment company. As of November 30, 2008, the Trust offers shares of the U.S. Treasury Fund, the Cash Management Fund, the Tax-Free Money Market Fund, (each individually referred to as a “Money Market Fund,” and collectively the “Money Market Funds”), the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, the Balanced Fund, and the U.S. Large Cap Equity Fund, (each individually referred to as a “Fund” and collectively, “the Trust” or “the Funds”). The Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, the Balanced Fund and the U.S. Large Cap Equity Funds are authorized to issue an unlimited number of shares in two classes of shares for each Fund: No-Load Investor Shares (the “Investor Shares”) and Institutional Shares. The Money Market Funds are authorized to issue an unlimited number of shares in four classes of shares for each Money Market Fund: Administrative Shares, Institutional Shares, Select Shares and Service Shares. As of November 30, 2008, the Select Shares of the U.S. Treasury Fund and the Cash Management Fund are not yet offered for sale. Each class of shares for each of the Funds has identical rights and privileges except with respect to distribution (12b-1) and shareholder servicing fees, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with their vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. One key component to the implementation of SFAS 157 included the development of a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets

AMERICAN PERFORMANCE FUNDS

Notes to Schedules of Portfolio Investments, Continued

November 30, 2008 (Unaudited)

•	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the following Funds’ net assets as of November 30, 2008:

	Level 1 - Quoted Prices		Level 2 - Other Significant Observable Inputs		Level 3 - Significant Unobservable Inputs		Total
	Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*
U.S. Treasury Fund	$—	$—	$1,705,957,984	$—	$—	$—	$1,705,957,984	$—
Cash Management Fund	—	—	1,413,462,550	—	—	—	1,413,462,550	—
Tax-Free Money Market Fund	—	—	809,126,229	—	—	—	809,126,229	—
Intermediate Tax-Free Bond Fund	874,759	—	16,337,882	—	—	—	17,212,641	—
Short-Term Income Fund	830,172	—	57,031,805	—	—	—	57,861,977	—
Intermediate Bond Fund	919,704	—	39,431,466	—	—	—	40,351,170	—
Bond Fund	907,692	—	32,682,284	—	—	—	33,589,976	—
Balanced Fund	29,194,281	—	19,360,474	—	—	—	48,554,755	—
U.S. Large Cap Equity Fund	9,673,618	—	—	—	—	—	9,673,618	—

Total	42,400,226	—	4,093,390,674	—	—	—	4,135,790,900	—

*	Other financial instruments are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, options, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Securities Valuation:

The Money Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Money Market Fund would receive if it sold the instrument. The value of securities in the Money Market Funds can be expected to vary inversely with changes in prevailing interest rates.

The following is an overview of how securities will be valued in the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, the Balanced Fund, and the U.S. Large Cap Equity Fund (“the Variable Net Asset Value Funds”).

Domestic equity securities are valued at the closing price on the exchange or market where the security is principally traded (except for those traded on NASDAQ, which will be valued at the NASDAQ Official Closing Price). If there have been no sales for that day on any exchange or market, the security is valued at the latest available bid price on the exchange or market where the security is principally traded.

Fixed income securities will be valued using matrix pricing as determined by a Board approved independent pricing service. Short-term fixed income securities are valued at amortized cost, which approximates current value.

Open-ended mutual fund investments will be valued at the most recently calculated net asset value. Closed end mutual funds are valued at their market values based upon the latest available sale price.

Repurchase agreements will be valued at original cost.

AMERICAN PERFORMANCE FUNDS

Notes to Schedules of Portfolio Investments, Continued

November 30, 2008 (Unaudited)

In cases where market prices for portfolio securities are not readily available, a Pricing Committee established and appointed by the Trust’s Board of Trustees determines in good faith, subject to Trust procedures, the fair value of such portfolio securities.

Security Transactions and Related Income:

For all purposes other than financial reporting, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Securities Purchased on a When-issued Basis:

Each Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. The Fund records the transaction and reflects the value of the security in determining net asset value at the time the Fund makes the commitment to purchase a security on a when-issued basis. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund, and no interest accrues to the Fund during the period between purchase and settlement. The Fund designates cash and marketable securities equal in value to commitments for when-issued securities. As of November 30, 2008, the Funds held no when-issued securities.

Restricted and Illiquid Securities:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. At November 30, 2008, the Short-Term Income Fund, Intermediate Bond Fund, Bond Fund, and Balanced Fund held illiquid restricted securities representing 5.17%, 6.53%, 5.43%, 0.97% of net assets, respectively. The illiquid restricted securities held as of November 30, 2008, are identified below.

Security	Cusip	Acquisition Date	Acquisition Cost($)	Principal Amount($)	Fair Value($)
Short-Term Income Fund
ACLC Business Loan Receivables Trust, Series 98-2	00086YAJ1	7/15/2003	330,132.26	359,327.63	353,836.53
ACLC Business Loan Receivables Trust, Series 00-1	00086YBE1	7/28/2003	269,000.43	281,583.69	276,627.11
ALESCO 8A C2 FRN 12/23/2035	01449CAL4	7/24/2007	982,800.00	1,000,000.00	250,000.00
Atherton Franchisee Loan Funding, Series 99-A	047445AT8	9/19/2003	298,895.27	321,392.76	306,095.69
Captec Franchise Trust, Series 00-1	140725AA0	7/16/2003	201,139.10	201,896.23	197,903.35
I-PreTSL IV FRN 6/24/35 Term Sec IV	44984RAC2	3/8/2006	1,470,000.00	1,500,000.00	806,250.00
PreTSL V FRN 4/3/32	74040PAC5	9/14/2006	694,266.55	688,756.50	309,940.43
PreTSL IX FRN 4/3/33	74040XAD6	3/17/2003	500,000.00	500,000.00	199,250.00
Pretsl XXIII PPN 12/22/36	74138XAA5	9/22/2006	952,393.48	957,747.27	814,085.18
Taberna 2006-5A A3 FRN 8/5/36	87331BAE2	2/16/2007	2,507,874.81	2,520,274.81	252,027.48

Intermediate Bond Fund
ACLC Business Loan Receivables Trust, Series 98-2	00086YAJ1	6/8/2004	72,695.96	79,850.58	78,630.34
ACLC Business Loan Receivables Trust, Series 00-1	00086YBE1	7/28/2003	152,002.33	159,564.10	156,755.37
ALESC 15A C1	01450BAD0	11/27/2007	528,125.00	650,000.00	182,000.00
ALESC 15A C2	01450BAE8	8/4/2008	165,000.00	750,000.00	210,000.00
Atherton Franchisee Loan Funding, Series 99-A	047445AT8	9/19/2003	209,226.69	224,974.94	214,266.99
Captec Franchise Trust, Series 00-1	140725AA0	7/16/2003	87,451.79	87,780.97	86,044.93
I-PreTSL I FRN 12/11/32	449848AC4	4/9/2003	502,835.00	500,000.00	171,250.00
PreTSL IX FRN 4/3/33	74040XAD6	3/18/2003	500,000.00	500,000.00	199,250.00
PreTSL XI FRN 9/24/33	74041WAC9	9/12/2003	500,000.00	500,000.00	141,500.00
PreTSL XX VRN 3/22/38	74042DAC0	12/21/2007	890,982.76	985,785.77	393,082.08
PreTSL XXVI VRN 9/22/37	74042QAE7	11/8/2007	952,926.66	989,231.46	363,542.56
Pretsl XXIII PPN 12/22/36	74138XAA5	9/22/2006	952,393.48	957,747.27	814,085.18
Taberna 2006-5A A3 FRN 8/5/36	87331BAE2	2/16/2007	2,093,329.01	2,100,229.01	210,022.90

Bond Fund
ACLC Business Loan Receivables Trust, Series 98-2	00086YAJ1	7/15/2003	36,681.38	39,925.30	39,315.18
ACLC Business Loan Receivables Trust, Series 00-1	00086YBE1	7/28/2003	143,466.91	150,177.97	147,534.46
ALESC 15A C1	01450BAD0	11/27/2007	406,250.00	500,000.00	140,000.00
ALESC 15A C2	01450BAE9	8/4/2008	165,000.00	750,000.00	210,000.00
American Intl Group 144A 4.25% 5/15/13	026874AS6	10/19/2008	94,000.00	100,000.00	67,921.30
Atherton Franchisee Loan Funding, Series 99-A	047445AT8	9/19/2003	149,447.65	160,696.38	153,047.84
Captec Franchise Trust, Series 00-1	140725AA0	7/16/2003	56,843.66	57,057.63	55,929.21
I-PreTSL I FRN 12/11/32	449848AC4	4/9/2003	502,835.00	500,000.00	171,250.00
PreTSL IX FRN 4/3/33	74040XAC8	3/18/2003	1,000,000.00	1,000,000.00	398,500.00
PreTSL XI FRN 9/24/33	74041WAC9	9/12/2003	500,000.00	500,000.00	141,500.00
Pretsl XXIII PPN 12/22/36	74138XAA5	9/22/2006	476,196.72	478,873.63	407,042.59
Taberna 2006-5A A3 FRN 8/5/36	87331BAE2	2/16/2007	1,046,664.51	1,050,114.51	105,011.45

Balanced Fund
ACLC Business Loan Receivables Trust, Series 98-2	00086YAJ1	7/15/2003	36,681.38	39,925.30	39,315.18
ACLC Business Loan Receivables Trust, Series 00-1	00086YBE1	12/9/2003	46,343.99	46,930.61	46,104.51
Atherton Franchisee Loan Funding, Series 99-A	047445AT8	9/9/2003	37,361.91	40,174.10	38,261.97
Captec Franchise Trust, Series 00-1	140725AA0	7/16/2003	56,843.66	57,057.63	55,929.21
Pretsl XXIII PPN 12/22/36	74138XAA5	9/22/2006	285,718.03	287,324.17	244,225.54
Reg Diversified Funding FRN 1/25/36	75903AAD9	1/9/2007	252,187.50	250,000.00	19,950.00
Taberna 2006-5A A3 FRN 8/5/36	87331BAE2	2/21/2007	260,828.63	262,528.63	26,252.86

Repurchase Agreements:

The Funds may invest in repurchase agreements with financial institutions such as member banks of the Federal Deposit Insurance Corporation or from registered broker/dealers, which Cavanal Hill Investment Management, Inc., the Adviser, deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of

AMERICAN PERFORMANCE FUNDS

Notes to Schedules of Portfolio Investments, Continued

November 30, 2008 (Unaudited)

current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Recent Accounting Pronouncements:

Recently Issued Accounting Pronouncements – In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Portfolios’ derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS will have on the Fund’s financial statements and related disclosures

3.	Concentration of Credit Risk:

The Tax-Free Money Market Fund and the Intermediate Tax-Free Bond Fund invest primarily in debt instruments of municipal issuers. The issuers’ ability to meet their obligations may be affected by economic developments in a specific industry sector.

The Tax-Free Money Market Fund and the Intermediate Tax-Free Bond Fund had the following concentration by industry sector as of November 30, 2008, (as a percentage of value):

	Tax-Free Money Market Fund	Intermediate Tax-Free Bond Fund
Development	9.67%	4.15%
Education	1.46%	0.15%
Facilities	14.01%	5.53%
General Obligation	27.10%	55.17%
Higher Education	2.57%	2.15%
Housing	1.67%	—
Investment Companies	15.15%	5.08%
Medical	10.59%	7.88%
Pollution	10.75%	6.73%
Revenue	—	—
Taxation	—	3.95%
Transportation	7.03%	0.69%
Utilities	—	4.71%
Water	—	3.81%

Total	100.00%	100.00%

AMERICAN PERFORMANCE FUNDS

Notes to Schedules of Portfolio Investments, Continued

November 30, 2008 (Unaudited)

The Short-Term Income Fund, Intermediate Bond Fund, Bond Fund, and Balanced Fund are each invested in mortgage-related fixed-income instruments. Mortgage-backed securities are subject to prepayment risk and may be sensitive to changes in prevailing interest rates. When interest rates rise, the value of fixed income securities generally declines.

As of November 30, 2008, the percentage of net assets invested in mortgage-backed securities are:

Short-Term Income Fund	92.1%
Intermediate Bond Fund	65.9%
Bond Fund	56.0%
Balanced Fund	21.7%

4.	Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

In June, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required no later than the last business day of the first financial reporting date which occurs during the fiscal year beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Accordingly, the Funds were required to implement FIN 48 in their net asset value per share calculations as of November 30, 2008. The adoption of FIN 48 had no impact to the financial statements.

At November 30, 2008, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation is as follows:

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Intermediate Tax-Free Bond Fund	$17,018,808	$260,411	$(66,578)	$193,833
Short-Term Income Fund	75,716,736	312,837	(18,167,596)	(17,854,759)
Intermediate Bond Fund	51,314,506	889,443	(11,852,779)	(10,963,336)
Bond Fund	41,316,699	1,021,081	(8,747,804)	(7,726,723)
Balanced Fund	59,522,990	674,331	(11,642,566)	(10,968,235)
U.S. Large Cap Equity Fund	11,985,856	262,027	(2,574,265)	(2,312,238)

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales, the difference on investments in passive foreign investment companies, and amortization/accretion.

5.	Subsequent Event

The Board of Trustees of the Trust have approved the change of the name of the Trust and the Funds to the “Cavanal Hill Funds” effective December 1, 2008. Effective as of such date, among other actions the CUSIP numbers for the Fund securities shall be changed to reflect the new name for the Funds and the Funds shall be known by and marketed under the “Cavanal Hill” rather than the “American Performance” name.

AMERICAN PERFORMANCE FUNDS

Notes to Schedules of Portfolio Investments, Concluded

November 30, 2008 (Unaudited)

Effective January 1, 2009, the Board of Trustees of the funds have approved the creation, offering and issuance by the Money Market Funds of a new class of the shares of each such Fund, the “Premier Class.” The terms of the Premier Class of the Money Market Funds shall be set forth in the prospectus for such Funds, which the Funds expect to file with the SEC in the fourth quarter of 2008.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	American Performance Funds

By (Signature and Title)*	/s/ Arthur A. Jensen
Arthur A. Jensen, Treasurer

Date January 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Arthur A. Jensen
Arthur A. Jensen, Treasurer

Date January 28, 2009

By (Signature and Title)*	/s/ James L. Huntzinger
James L. Huntzinger, President

Date January 28, 2009